UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY    14450

(Address of principal executive offices) (Zip code)

Michele T. Mosca         290 Woodcliff Drive, Fairport, NY    14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:    585-325-6880

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2017

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.2%
Consumer Discretionary - 1.1%
Household Durables - 1.1%
LGI Homes, Inc.*	69,660	$3,383,386

Information Technology - 1.5%
IT Services - 1.5%
InterXion Holding N.V. - ADR (Netherlands)*	97,675	4,974,588

Real Estate - 96.6%
REITS - Apartments - 17.3%
American Campus Communities, Inc.	71,250	3,145,688
American Homes 4 Rent - Class A	265,995	5,774,752
Apartment Investment & Management Co. - Class A	147,790	6,482,069
AvalonBay Communities, Inc.	44,835	7,999,461
Camden Property Trust	37,200	3,401,940
Education Realty Trust, Inc.	109,030	3,917,448
Equity Residential	88,835	5,856,891
Essex Property Trust, Inc.	9,980	2,535,219
Invitation Homes, Inc.	114,445	2,592,179
Mid-America Apartment Communities, Inc.	64,940	6,940,787
Starwood Waypoint Homes	71,295	2,592,999
UDR, Inc.	112,825	4,290,735

		55,530,168

REITS - Diversified - 23.9%
CatchMark Timber Trust, Inc. - Class A	262,070	3,304,703
Colony NorthStar, Inc. - Class A	422,656	5,308,559
CoreCivic, Inc.	251,485	6,732,253
Cousins Properties, Inc.	539,900	5,042,666
Crown Castle International Corp.	40,520	4,051,190
Digital Realty Trust, Inc.	62,330	7,375,509
EPR Properties	23,110	1,611,691
Equinix, Inc.	34,890	15,571,407
Forest City Realty Trust, Inc. - Class A	133,125	3,396,019
Hibernia REIT plc (Ireland)[1]	1,606,740	2,895,968
Lamar Advertising Co. - Class A	40,430	2,770,668
Outfront Media, Inc.	114,870	2,892,427
STAG Industrial, Inc.	174,915	4,804,915
Unibail-Rodamco S.E. (France)[1]	12,495	3,040,550
Vornado Realty Trust	20,870	1,604,486
Weyerhaeuser Co	182,180	6,199,585

		76,602,596

REITS - Health Care - 12.1%
Community Healthcare Trust, Inc.	347,050	9,356,468
Global Medical REIT, Inc.	400,935	3,600,396
HCP, Inc.	121,600	3,384,128

1

Investment Portfolio - September 30, 2017

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Health Care (continued)
Healthcare Trust of America, Inc. - Class A	123,150	$3,669,870
Physicians Realty Trust	328,345	5,821,557
Ventas, Inc.	102,495	6,675,500
Welltower, Inc.	86,600	6,086,248

		38,594,167

REITS - Hotels - 3.6%
Chesapeake Lodging Trust	125,800	3,392,826
Host Hotels & Resorts, Inc.	155,790	2,880,557
LaSalle Hotel Properties	73,940	2,145,739
Sunstone Hotel Investors, Inc.	193,935	3,116,535

		11,535,657

REITS - Industrial - 5.7%
Prologis, Inc.	160,690	10,197,388
Rexford Industrial Realty, Inc.	138,795	3,972,313
Terreno Realty Corp.	111,750	4,043,115

		18,212,816

REITS - Manufactured Homes - 1.9%
Equity LifeStyle Properties, Inc.	35,530	3,022,893
Sun Communities, Inc.	34,465	2,952,961

		5,975,854

REITS - Office Property - 10.3%
Alexandria Real Estate Equities, Inc.	69,510	8,269,605
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	120,490	2,462,205
Boston Properties, Inc.	33,030	4,058,726
Brandywine Realty Trust	292,070	5,108,304
Columbia Property Trust, Inc.	111,530	2,428,008
Douglas Emmett, Inc.	107,980	4,256,572
Equity Commonwealth*	104,145	3,166,008
VEREIT, Inc.	383,400	3,178,386

		32,927,814

REITS - Regional Malls - 5.6%
GGP, Inc.	147,370	3,060,875
The Macerich Co	27,445	1,508,651
Simon Property Group, Inc.	83,790	13,491,028

		18,060,554

REITS - Shopping Centers - 5.1%
Acadia Realty Trust	71,230	2,038,603
Brixmor Property Group, Inc.	105,450	1,982,460
DDR Corp.	182,070	1,667,761

2

Investment Portfolio - September 30, 2017

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate (continued)
REITS - Shopping Centers (continued)
Regency Centers Corp.	54,682	$3,392,472
Retail Opportunity Investments Corp.	111,610	2,121,706
Urban Edge Properties	209,775	5,059,773

		16,262,775

REITS - Single Tenant - 4.8%
Agree Realty Corp.	64,865	3,183,574
Cedar Realty Trust, Inc.	527,220	2,962,977
Getty Realty Corp.	88,125	2,521,256
National Retail Properties, Inc.	81,020	3,375,293
STORE Capital Corp.	128,055	3,184,728

		15,227,828

REITS - Storage - 6.3%
CubeSmart	246,450	6,397,842
Extra Space Storage, Inc.	61,230	4,893,501
Life Storage, Inc.	41,321	3,380,471
Public Storage	26,115	5,588,349

		20,260,163

Total Real Estate		309,190,392

TOTAL COMMON STOCKS (Identified Cost $275,007,771)		317,548,366

SHORT-TERM INVESTMENT - 0.3%
Dreyfus Government Cash Management[2], 0.92% (Identified Cost $1,172,493)	1,172,493	1,172,493

TOTAL INVESTMENTS - 99.5% (Identified Cost $276,180,264)		318,720,859
OTHER ASSETS, LESS LIABILITIES - 0.5%		1,491,915

NET ASSETS - 100%		$320,212,774

ADR - American Depositary Receipt

REITS - Real Estate Investment Trusts

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

3

Investment Portfolio - September 30, 2017

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$3,383,386	$3,383,386	$—	$—
Information Technology	4,974,588	4,974,588	—	—
Real Estate	309,190,392	300,791,669	8,398,723	—
Mutual fund	1,172,493	1,172,493	—	—

Total assets	$318,720,859	$310,322,136	$8,398,723	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 95.1%
Consumer Discretionary - 8.7%
Automobiles - 1.5%
Hero MotoCorp Ltd. (India)[1]	71,270	$4,124,874
Maruti Suzuki India Ltd. (India)[1]	33,510	4,100,133

		8,225,007

Diversified Consumer Services - 0.5%
Fu Shou Yuan International Group Ltd. (China)[1]	4,514,000	2,982,344

Hotels, Restaurants & Leisure - 0.7%
Jollibee Foods Corp. (Philippines)[1]	850,360	4,081,184

Household Durables - 1.1%
Crompton Greaves Consumer Electricals Ltd. (India)[1]	1,042,071	3,336,530
Kaufman & Broad S.A. (France)[1]	60,043	2,896,953

		6,233,483

Internet & Direct Marketing Retail - 0.7%
Ctrip.com International Ltd. - ADR (China)*	74,040	3,904,870

Leisure Products - 0.6%
Trigano S.A. (France)[1]	19,810	3,070,995

Media - 1.0%
JCDecaux S.A. (France)[1]	37,401	1,402,204
Zee Entertainment Enterprises Ltd. (India)[1]	479,875	3,826,861

		5,229,065

Multiline Retail - 1.1%
Lojas Renner S.A. (Brazil)	252,365	2,873,335
Matahari Department Store Tbk PT (Indonesia)[1]	4,976,045	3,428,630

		6,301,965

Specialty Retail - 0.1%
Future Lifestyle Fashions Ltd. (India)[1]	40,931	211,406

Textiles, Apparel & Luxury Goods - 1.4%
ANTA Sports Products Ltd. (China)[1]	1,227,000	5,159,884
lululemon athletica, Inc. (United States)*	44,920	2,796,270

		7,956,154

Total Consumer Discretionary		48,196,473

Consumer Staples - 10.6%
Beverages - 2.2%
Diageo plc (United Kingdom)[1]	184,040	6,052,240
Treasury Wine Estates Ltd. (Australia)[1]	558,469	6,007,878

		12,060,118

Food & Staples Retailing - 2.2%
Puregold Price Club, Inc. (Philippines)[1]	3,566,150	3,660,956
Raia Drogasil S.A. (Brazil)	187,180	4,430,761

1

Investment Portfolio - September 30, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
Robinsons Retail Holdings, Inc. (Philippines)[1]	2,108,515	$4,109,154

		12,200,871

Food Products - 2.6%
Kerry Group plc - Class A (Ireland)[1]	48,125	4,653,308
M Dias Branco S.A. (Brazil)	143,900	2,258,128
Nestle S.A. (Switzerland)[1]	90,115	7,564,366

		14,475,802

Household Products - 1.7%
Hindustan Unilever Ltd. (India)[1]	147,600	2,655,186
Reckitt Benckiser Group plc (United Kingdom)[1]	29,930	2,734,642
Unilever Indonesia Tbk PT (Indonesia)[1]	1,111,600	4,041,919

		9,431,747

Personal Products - 1.9%
Dabur India Ltd. (India)[1]	585,325	2,734,952
Emami Ltd. (India)[1]	199,669	3,347,230
Unilever plc - ADR (United Kingdom)	74,100	4,294,836

		10,377,018

Total Consumer Staples		58,545,556

Energy - 3.0%
Energy Equipment & Services - 0.7%
Schlumberger Ltd. (United States)	59,610	4,158,394

Oil, Gas & Consumable Fuels - 2.3%
Galp Energia SGPS S.A. (Portugal)[1]	246,425	4,369,866
Royal Dutch Shell plc - Class B - ADR (Netherlands)	71,600	4,477,864
YPF S.A. - ADR (Argentina)	169,995	3,787,489

		12,635,219

Total Energy		16,793,613

Financials - 20.5%
Banks - 14.5%
Banco Macro S.A. - ADR (Argentina)	42,810	5,023,753
Banque Cantonale Vaudoise (Switzerland)[1]	3,710	2,758,831
BNP Paribas S.A. (France)[1]	70,110	5,656,148
BPER Banca (Italy)[1]	501,915	3,007,422
Credit Agricole S.A. (France)[1]	228,815	4,165,352
Danske Bank A/S (Denmark)[1]	101,665	4,074,082
Erste Group Bank AG (Austria)[1]	65,500	2,829,917
Eurobank Ergasias S.A. (Greece)*[1]	2,423,910	2,154,438
FinecoBank Banca Fineco S.p.A. (Italy)[1]	472,415	4,194,331
Grupo Financiero Galicia S.A. - ADR (Argentina)	91,460	4,713,848

2

Investment Portfolio - September 30, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
Grupo Supervielle S.A. - ADR (Argentina)	133,085	$3,285,869
HDFC Bank Ltd. (India)[1]	128,760	3,564,464
ICICI Bank Ltd. (India)[1]	666,127	2,825,524
IndusInd Bank Ltd. (India)[1]	116,715	3,009,724
Itau Unibanco Holding S.A. (Brazil)	200,400	2,752,443
Jyske Bank A/S (Denmark)[1]	43,825	2,533,631
KBC Group N.V. (Belgium)[1]	49,800	4,225,005
Kotak Mahindra Bank Ltd. (India)[1]	186,985	2,872,716
Natixis S.A. (France)[1]	712,430	5,701,505
Skandinaviska Enskilda Banken A.B. - Class A (Sweden)[1]	214,235	2,826,444
Svenska Handelsbanken A.B. - Class A (Sweden)[1]	181,100	2,736,114
Swedbank A.B. - Class A (Sweden)[1]	103,945	2,878,395
Sydbank A/S (Denmark)[1]	65,680	2,731,658

		80,521,614

Capital Markets - 3.8%
Amundi S.A. (France)[1,2]	51,530	4,284,517
Banca Generali S.p.A. (Italy)[1]	121,790	4,229,980
EFG International AG (Switzerland)[1]	559,015	4,848,498
Euronext N.V. (Netherlands)[1,2]	77,750	4,733,266
Julius Baer Group Ltd. (Switzerland)[1]	48,175	2,858,711

		20,954,972

Thrifts & Mortgage Finance - 2.2%
Aareal Bank AG (Germany)[1]	65,205	2,764,129
Housing Development Finance Corp. Ltd. (India)[1]	105,670	2,820,653
Indiabulls Housing Finance Ltd. (India)[1]	216,050	3,999,620
LIC Housing Finance Ltd. (India)[1]	295,245	2,841,430

		12,425,832

Total Financials		113,902,418

Health Care - 4.3%
Health Care Equipment & Supplies - 1.3%
Essilor International S.A. (France)[1]	21,655	2,683,852
Osstem Implant Co. Ltd. (South Korea)*[1]	75,440	4,606,822

		7,290,674

Health Care Providers & Services - 1.7%
Fleury S.A. (Brazil)	464,860	4,324,006
Orpea (France)[1]	43,905	5,204,072

		9,528,078

Life Sciences Tools & Services - 0.5%
Tecan Group AG (Switzerland)[1]	14,340	2,971,223

3

Investment Portfolio - September 30, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals - 0.8%
Kalbe Farma Tbk PT (Indonesia)[1]	33,475,255	$4,141,709

Total Health Care		23,931,684

Industrials - 23.3%
Aerospace & Defense - 2.2%
LIG Nex1 Co. Ltd. (South Korea)[1]	62,025	3,942,393
Thales S.A. (France)[1]	50,145	5,678,909
Ultra Electronics Holdings plc (United Kingdom)[1]	115,765	2,789,944

		12,411,246

Airlines - 0.8%
Ryanair Holdings plc - ADR (Ireland)*	39,180	4,130,356

Building Products - 1.5%
Cie de Saint-Gobain (France)[1]	96,045	5,722,334
Geberit AG (Switzerland)[1]	5,690	2,693,737

		8,416,071

Commercial Services & Supplies - 2.2%
China Everbright International Ltd. (China)[1]	1,941,000	2,445,920
Elis S.A. (France)[1]	166,770	4,467,912
SPIE S.A. (France)[1]	193,685	5,328,642

		12,242,474

Construction & Engineering - 2.1%
Eiffage S.A. (France)[1]	55,975	5,796,935
Vinci S.A. (France)[1]	62,950	5,981,042

		11,777,977

Electrical Equipment - 1.5%
Havells India Ltd. (India)[1]	546,430	4,048,899
Legrand S.A. (France)[1]	57,960	4,182,953

		8,231,852

Industrial Conglomerates - 2.1%
Siemens AG (Germany)[1]	83,750	11,817,847

Machinery - 4.4%
Airtac International Group (Taiwan)[1]	207,650	2,869,933
FANUC Corp. (Japan)[1]	20,740	4,205,110
Jungheinrich AG (Germany)[1]	109,190	5,026,725
KION Group AG (Germany)[1]	46,755	4,478,882
Metso OYJ (Finland)[1]	83,165	3,052,190
The Weir Group plc (United Kingdom)[1]	170,525	4,488,466

		24,121,306

4

Investment Portfolio - September 30, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Professional Services - 4.7%
Applus Services S.A. (Spain)[1]	564,650	$7,071,791
Intertek Group plc (United Kingdom)[1]	90,520	6,050,623
Randstad Holding N.V. (Netherlands)[1]	68,870	4,256,396
RELX plc (United Kingdom)[1]	130,085	2,854,880
SGS S.A. (Switzerland)[1]	2,330	5,594,972

		25,828,662

Trading Companies & Distributors - 0.8%
Ashtead Group plc (United Kingdom)[1]	187,240	4,516,975

Transportation Infrastructure - 1.0%
Aena S.A. (Spain)[1,2]	30,710	5,550,104

Total Industrials		129,044,870

Information Technology - 12.7%
Electronic Equipment, Instruments & Components - 5.5%
Halma plc (United Kingdom)[1]	282,665	4,241,311
Hexagon A.B. (Sweden)[1]	62,100	3,080,661
Hitachi Ltd. (Japan)[1]	1,042,660	7,351,643
Hollysys Automation Technologies Ltd. (China)	161,940	3,499,523
Keyence Corp. (Japan)[1]	23,518	12,508,469

		30,681,607

Internet Software & Services - 2.5%
Alibaba Group Holding Ltd. - ADR (China)*	40,930	7,069,020
Tencent Holdings Ltd. - Class H (China)[1]	157,080	6,867,647

		13,936,667

IT Services - 2.1%
Altran Technologies S.A. (France)[1]	328,015	6,034,345
Sopra Steria Group (France)[1]	29,970	5,562,922

		11,597,267

Software - 2.3%
Dassault Systemes S.E. (France)[1]	54,535	5,517,427
Sophos Group plc (United Kingdom)[1,2]	413,865	3,049,751
Temenos Group AG (Switzerland)[1]	40,775	4,164,728

		12,731,906

Technology Hardware, Storage & Peripherals - 0.3%
Advantech Co. Ltd. (Taiwan)[1]	227,000	1,620,520

Total Information Technology		70,567,967

Materials - 6.5%
Chemicals - 2.5%
Asian Paints Ltd. (India)[1]	232,940	4,042,121

5

Investment Portfolio - September 30, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Croda International plc (United Kingdom)[1]	79,940	$4,064,788
D&L Industries, Inc. (Philippines)[1]	9,324,700	1,853,945
Pidilite Industries Ltd. (India)[1]	338,700	4,120,815

		14,081,669

Construction Materials - 1.0%
Wienerberger AG (Austria)[1]	231,840	5,667,230

Metals & Mining - 3.0%
Antofagasta plc (Chile)[1]	322,365	4,106,284
First Quantum Minerals Ltd. (Zambia)	377,675	4,240,615
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	1,298,010	3,975,289
Lundin Mining Corp. (Canada)	580,705	3,983,839

		16,306,027

Total Materials		36,054,926

Real Estate - 1.4%
Real Estate Management & Development - 1.4%
Aliansce Shopping Centers S.A. (Brazil)*	200,200	1,171,307
BR Malls Participacoes S.A. (Brazil)	552,600	2,454,914
Iguatemi Empresa de Shopping Centers S.A. (Brazil)	223,915	2,775,651
Nexity S.A. (France)[1]	26,068	1,592,962

Total Real Estate		7,994,834

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)[1]	15,484,300	5,385,121

Utilities - 3.1%
Electric Utilities - 2.1%
Pampa Energia S.A. - ADR (Argentina)*	95,910	6,243,741
Power Grid Corp. of India Ltd. (India)[1]	1,570,385	5,076,804

		11,320,545

Independent Power and Renewable Electricity Producers - 1.0%
China Longyuan Power Group Corp. Ltd. - Class H (China)[1]	3,656,000	2,737,176
Huaneng Renewables Corp. Ltd. - Class H (China)[1]	8,722,000	2,891,101

		5,628,277

Total Utilities		16,948,822

TOTAL COMMON STOCKS (Identified Cost $455,612,087)		527,366,284

6

Investment Portfolio - September 30, 2017

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

MUTUAL FUNDS - 2.7%

Global X MSCI Greece ETF (United States)	393,095	$3,718,679
iShares MSCI Eurozone ETF (United States)	260,875	11,301,105

TOTAL MUTUAL FUNDS (Identified Cost $14,136,885)		15,019,784

SHORT-TERM INVESTMENT - 5.3%
Dreyfus Government Cash Management[3] , 0.92%, (Identified Cost $29,427,713)	29,427,713	29,427,713

TOTAL INVESTMENTS - 103.1% (Identified Cost $499,176,685)		571,813,781
LIABILITIES, LESS OTHER ASSETS - (3.1%)		(16,988,947)

NET ASSETS - 100%		$554,824,834

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $17,617,638 or 3.2% of the Series’ net assets as of September 30, 2017.

3Rate shown is the current yield as of September 30, 2017.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

France 16.4%; India 11.5%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

7

Investment Portfolio - September 30, 2017

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$48,196,473	$9,574,475	$38,621,998	$—
Consumer Staples	58,545,556	10,983,725	47,561,831	—
Energy	16,793,613	12,423,747	4,369,866	—
Financials	113,902,418	15,775,913	98,126,505	—
Health Care	23,931,684	4,324,006	19,607,678	—
Industrials	129,044,870	4,130,356	124,914,514	—
Information Technology	70,567,967	10,568,543	59,999,424	—
Materials	36,054,926	12,199,743	23,855,183	—
Real Estate	7,994,834	6,401,872	1,592,962	—
Telecommunication Services	5,385,121	—	5,385,121	—
Utilities	16,948,822	6,243,741	10,705,081	—
Mutual funds	44,447,497	44,447,497	—	—

Total assets	$571,813,781	$137,073,618	$434,740,163	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - September 30, 2017

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 95.5%
Consumer Discretionary - 5.2%
Hotels, Restaurants & Leisure - 3.5%
Accor S.A. (France)[1]	545,938	$27,151,256

Textiles, Apparel & Luxury Goods - 1.7%
lululemon athletica, Inc. (United States)*	220,555	13,729,549

Total Consumer Discretionary		40,880,805

Consumer Staples - 25.5%
Beverages - 10.9%
Ambev S.A. - ADR (Brazil)	4,176,151	27,520,835
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]	258,745	30,929,488
Diageo plc (United Kingdom)[1]	796,940	26,207,737

		84,658,060

Food Products - 5.5%
Danone S.A. (France)[1]	241,570	18,973,727
Nestle S.A. (Switzerland)[1]	282,120	23,681,506

		42,655,233

Personal Products - 6.2%
Beiersdorf AG (Germany)[1]	130,401	14,039,649
Unilever plc - ADR (United Kingdom)	582,455	33,759,092

		47,798,741

Tobacco - 2.9%
Japan Tobacco, Inc. (Japan)[1]	699,100	22,910,181

Total Consumer Staples		198,022,215

Energy - 5.3%
Energy Equipment & Services - 4.0%
Schlumberger Ltd. (United States)	441,950	30,830,432

Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp. (Canada)	1,096,165	10,599,916

Total Energy		41,430,348

Financials - 3.5%
Banks - 3.5%
Bankia S.A. (Spain)[1]	2,798,056	13,508,371
CaixaBank S.A. (Spain)[1]	2,708,855	13,597,031

Total Financials		27,105,402

Health Care - 17.6%
Health Care Equipment & Supplies - 4.0%
Medtronic plc (United States)	397,340	30,901,132

Health Care Providers & Services - 3.5%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	279,100	27,286,434

1

Investment Portfolio - September 30, 2017

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services - 3.1%
QIAGEN N.V. (United States)[1]	424,788	$13,427,471
QIAGEN N.V. (United States)	330,373	10,406,749

		23,834,220

Pharmaceuticals - 7.0%
Novartis AG - ADR (Switzerland)	366,795	31,489,351
Perrigo Co. plc (United States)	274,295	23,219,072

		54,708,423

Total Health Care		136,730,209

Industrials - 16.3%
Aerospace & Defense - 2.5%
Safran S.A. (France)[1]	191,725	19,592,100

Airlines - 1.4%
Ryanair Holdings plc - ADR (Ireland)*	103,963	10,959,779

Construction & Engineering - 2.0%
Vinci S.A. (France)[1]	162,880	15,475,649

Machinery - 2.2%
Metso OYJ (Finland)[1]	104,930	3,850,974
The Weir Group plc (United Kingdom)[1]	504,040	13,267,066

		17,118,040

Trading Companies & Distributors - 3.9%
Brenntag AG (Germany)[1]	406,703	22,671,880
Howden Joinery Group plc (United Kingdom)[1]	1,315,025	7,599,296

		30,271,176

Transportation Infrastructure - 4.3%
Aena S.A. (Spain)[12]	143,320	25,901,691
Grupo Aeroportuario del Centro Norte S.A.B. de C.V (Mexico)	647,200	3,580,036
Grupo Aeroportuario del Pacifico S.A.B. de C.V - ADR (Mexico)	35,115	3,600,341

		33,082,068

Total Industrials		126,498,812

Information Technology - 9.0%
Internet Software & Services - 5.4%
Alibaba Group Holding Ltd. - ADR (China)*	90,940	15,706,247
NetEase, Inc. - ADR (China)	27,190	7,172,994
Tencent Holdings Ltd. - Class H (China)[1]	444,805	19,447,183

		42,326,424

IT Services - 3.6%
Amdocs Ltd. - ADR (United States)	428,737	27,576,364

Total Information Technology		69,902,788

2

Investment Portfolio - September 30, 2017

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials - 9.6%
Chemicals - 6.7%
Akzo Nobel N.V. (Netherlands)[1]	333,520	$30,760,195
Solvay S.A. (Belgium)[1]	140,365	20,984,250

		51,744,445

Metals & Mining - 2.9%
Antofagasta plc (Chile)[1]	471,675	6,008,195
First Quantum Minerals Ltd. (Zambia)	516,385	5,798,080
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	1,234,500	3,780,783
Lundin Mining Corp. (Canada)	1,045,450	7,172,151

		22,759,209

Total Materials		74,503,654

Real Estate - 1.0%
Real Estate Investment Trusts (REITS) - 1.0%
Unibail-Rodamco S.E. (France)[1]	31,030	7,550,882

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
Iliad S.A. (France)[1]	72,535	19,279,951

TOTAL COMMON STOCKS (Identified Cost $660,512,656)		741,905,066

SHORT-TERM INVESTMENT - 2.2%
Dreyfus Government Cash Management[3], 0.92%, (Identified Cost $17,301,422)	17,301,422	17,301,422

TOTAL INVESTMENTS - 97.7% (Identified Cost $677,814,078)		759,206,488
OTHER ASSETS, LESS LIABILITIES - 2.3%		17,530,103

NET ASSETS - 100%		$776,736,591

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $25,901,691 or 3.3% of the Series’ net assets as of September 30, 2017.

3Rate shown is the current yield as of September 30, 2017.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 19.3%;

France 13.9%; United Kingdom 10.4%.

3

Investment Portfolio - September 30, 2017

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$40,880,805	$13,729,549	$27,151,256	$—
Consumer Staples	198,022,215	61,279,927	136,742,288	—
Energy	41,430,348	41,430,348	—	—
Financials	27,105,402	—	27,105,402	—
Health Care	136,730,209	96,016,304	40,713,905	—
Industrials	126,498,812	18,140,156	108,358,656	—
Information Technology	69,902,788	50,455,605	19,447,183	—
Materials	74,503,654	16,751,014	57,752,640	—
Real Estate	7,550,882	—	7,550,882	—
Telecommunication Services	19,279,951	—	19,279,951	—
Mutual fund	17,301,422	17,301,422	—	—

Total assets	$759,206,488	$315,104,325	$444,102,163	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2017

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 97.0%
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2018	AA	[2]	$225,000	$235,368
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1		720,000	757,699
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2022	A1		200,000	228,832
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1		100,000	104,279
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Series A, Revenue Bond, AGC	4.500%	2/15/2018	A1		100,000	101,313
Barberton City School District, G.O. Bond	4.000%	12/1/2019	AA	[2]	625,000	664,813
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A3		125,000	136,311
Beavercreek City School District, G.O. Bond	5.000%	12/1/2023	Aa1		500,000	597,870
Beavercreek City School District, G.O. Bond	5.000%	12/1/2024	Aa1		590,000	716,590
Beavercreek City School District, G.O. Bond	5.000%	12/1/2034	Aa1		210,000	247,286
Cincinnati City School District, School Impt., G.O. Bond	4.500%	6/1/2018	Aa2		350,000	358,278
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2		400,000	418,616
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	AAA		500,000	625,590
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2024	Aaa		600,000	733,254
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	AAA		250,000	309,483
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	WR	[3]	190,000	199,000
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		120,000	125,684
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	WR	[3]	125,000	133,423
Cincinnati Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	12/1/2037	Aaa		335,000	386,302
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		40,000	41,882
Cincinnati Water System, Water Utility Impt., Unrefunded Balance, Series A, Revenue Bond	4.250%	12/1/2019	Aaa		75,000	80,073
Cincinnati, Public Impt., Series C, G.O. Bond	5.000%	12/1/2020	Aa2		300,000	335,655
Clermont County Transportation Improvement District, Public Impt., Revenue Bond	4.000%	12/1/2027	Aa2		500,000	578,405
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1		370,000	388,415
Cleveland Department of Public Utilities Division of Water, Series Y, Revenue Bond	5.000%	1/1/2022	Aa1		1,140,000	1,310,989
Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2		235,000	246,635
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1		220,000	238,286

1

Investment Portfolio - September 30, 2017

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Columbus City School District, School Impt., G.O. Bond	5.000%	12/1/2029	Aa2		$250,000	$304,962
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2025	Aaa		375,000	431,265
Columbus, Public Impt., Series A, G.O. Bond	4.000%	8/15/2026	Aaa		300,000	345,600
Columbus, Recreational Facilities Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa		500,000	546,680
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	8/15/2018	Aaa		100,000	103,549
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa2		250,000	261,615
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa2		400,000	413,936
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2017	Aa2		280,000	280,571
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa2		185,000	187,146
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa2		85,000	86,637
Cuyahoga County, Public Impt., Revenue Bond	5.000%	12/1/2024	Aa2		500,000	608,405
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa2		395,000	441,815
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2021	Aa2		155,000	159,326
Cuyahoga County, Public Impt., Series A, Revenue Bond	2.000%	12/1/2022	Aa2		170,000	174,298
Dayton, Water Utility Impt., Revenue Bond	2.000%	12/1/2021	Aa2		245,000	251,066
Dayton, Water Utility Impt., Revenue Bond	2.250%	12/1/2022	Aa2		200,000	206,552
Dayton, Water Utility Impt., Revenue Bond	2.500%	12/1/2023	Aa2		200,000	208,974
Delaware County, Public Impt., G.O. Bond	4.000%	12/1/2040	Aaa		300,000	314,484
Delaware County, Public Impt., Revenue Bond	3.000%	12/1/2024	Aa1		305,000	324,486
Dublin City School District, G.O. Bond	5.000%	12/1/2026	Aa1		235,000	290,916
Dublin, Various Purposes Impt., G.O. Bond	3.500%	12/1/2035	Aaa		450,000	464,206
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3		200,000	223,040
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2		300,000	303,339
Franklin County, G.O. Bond	5.000%	12/1/2025	Aaa		275,000	338,341
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	104,630
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2023	Aa1		300,000	341,187
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2024	Aa1		375,000	430,335
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2025	Aa1		105,000	128,644
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2026	Aa1		500,000	608,345
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2027	Aa1		420,000	515,096
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1		350,000	366,261
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2		100,000	111,567
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA	[2]	200,000	206,794

2

Investment Portfolio - September 30, 2017

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2020	Aa2		$500,000	$559,260
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2024	Aa2		570,000	692,299
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2		150,000	155,226
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	559,260
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	5.000%	12/1/2021	Aa2		500,000	574,660
Hamilton County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aa2		320,000	365,597
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1		500,000	523,290
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1		100,000	102,109
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1		300,000	323,826
Independence, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa1		100,000	100,342
Kenston Local School District, School Impt., G.O. Bond	2.000%	12/1/2017	Aa1		100,000	100,171
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1		175,000	189,173
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2017	AA	[2]	200,000	201,044
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2018	AA	[2]	335,000	346,022
Miami County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2018	Aa2		200,000	209,236
Miamisburg City School District, G.O. Bond	5.000%	12/1/2022	Aa2		250,000	292,195
Miamisburg City School District, G.O. Bond	5.000%	12/1/2024	Aa2		275,000	331,930
Middleburg Heights, G.O. Bond	3.750%	12/1/2017	Aa1		100,000	100,504
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	A1		100,000	102,316
Middletown, Various Purposes Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2021	A1		230,000	236,309
New Albany Plain Local School District, School Impt., G.O. Bond	4.000%	12/1/2028	Aa1		500,000	563,995
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aaa		340,000	358,516
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa1		200,000	208,544
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1		750,000	863,288
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2018	Aa3		275,000	279,246

3

Investment Portfolio - September 30, 2017

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3		$375,000	$395,445
Ohio State Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	2/15/2024	A1		400,000	466,500
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		260,000	275,948
Ohio State Water Development Authority, Drinking Water Assistance, Revenue Bond	5.000%	6/1/2021	Aaa		500,000	568,340
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa		125,000	146,584
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa		300,000	321,399
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa		450,000	496,395
Ohio State Water Development Authority, Water Utility Impt., Series B, Revenue Bond	5.000%	12/1/2031	Aaa		455,000	553,953
Ohio State, Highway Impt., Series S, G.O. Bond	5.000%	5/1/2026	Aa1		225,000	278,030
Ohio State, Infrastructure Impt., Series A, G.O. Bond .	5.000%	9/1/2025	Aa1		350,000	430,406
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1		1,150,000	1,342,096
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	572,345
Ohio State, Series A, G.O. Bond	5.000%	9/1/2022	Aa1		125,000	146,070
Ohio State, Series A, G.O. Bond	5.000%	9/1/2025	Aa1		600,000	737,838
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2		650,000	681,168
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2		350,000	379,694
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	108,347
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1		150,000	156,969
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1		115,000	121,491
Oregon City School District, School Impt., G.O. Bond	4.000%	12/1/2017	Aa3		100,000	100,526
Portage County, Limited Tax, Various Purposes Impt., G.O. Bond	4.000%	12/1/2017	AA	[2]	250,000	251,368
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA	[2]	140,000	141,635
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3		200,000	209,480
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa2		100,000	101,977
Springboro, Water Utility Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2019	WR	[3]	95,000	99,500
Springboro, Water Utility Impt., Unrefunded Balance, G.O. Bond	5.000%	12/1/2019	Aa1		5,000	5,227
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1		100,000	109,440

4

Investment Portfolio - September 30, 2017

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3	$500,000	$522,380
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	500,000	540,950
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2	275,000	295,960
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1	100,000	101,810
Upper Arlington, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aaa	535,000	613,945
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	112,113
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	413,588

TOTAL MUNICIPAL BONDS (Identified Cost $39,979,852)					40,521,674

SHORT-TERM INVESTMENT - 2.1%

Dreyfus Government Cash Management (Identified Cost $877,176)	0.92%[4]			877,176	877,176

TOTAL INVESTMENTS - 99.1% (Identified Cost $40,857,028)					41,398,850
OTHER ASSETS, LESS LIABILITIES - 0.9%					370,170

NET ASSETS - 100%					$41,769,020

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2017, there is no rating available (unaudited).

4Rate shown is the current yield as of September 30, 2017.

5

Investment Portfolio - September 30, 2017

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$40,521,674	$—	$40,521,674	$—
Mutual fund	877,176	877,176	—	—

Total assets	$41,398,850	$877,176	$40,521,674	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 97.3%
ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	A1		$500,000	$570,910

ARIZONA - 3.2%
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		1,050,000	1,245,226
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2		1,200,000	1,448,724
Mesa, Multiple Utility Impt., Revenue Bond	3.000%	7/1/2039	Aa2		1,525,000	1,437,724
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA	[2]	1,000,000	1,068,330
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA	[2]	1,400,000	1,546,566
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1		1,340,000	1,402,417
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	448,204
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	509,289

						9,106,480

COLORADO - 2.5%
Boulder County, Series A, Revenue Bond	5.000%	7/15/2026	AA	[2]	1,000,000	1,240,410
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,626,390
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,634,962
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa1		1,500,000	1,628,700

						7,130,462

DELAWARE - 0.7%
Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1		2,000,000	2,096,180

DISTRICT OF COLUMBIA - 1.4%
District of Columbia Water & Sewer Authority, Series A, Revenue Bond	5.000%	10/1/2029	Aa2		1,380,000	1,653,088
District of Columbia Water & Sewer Authority, Series B, Revenue Bond	5.000%	10/1/2036	Aa2		900,000	1,043,919
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa2		1,000,000	1,169,220

						3,866,227

1

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
FLORIDA - 7.6%
Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	$1,010,000	$1,088,487
Florida Municipal Power Agency, St. Lucie Project, Series A, Revenue Bond	5.000%	10/1/2018	A2	1,065,000	1,107,291
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa2	920,000	983,535
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,715,583
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	9/1/2026	Aa1	960,000	928,522
Fort Lauderdale, Water & Sewer, Revenue Bond	2.000%	3/1/2027	Aa1	995,000	954,742
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	845,563
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,154,300
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,615,725
Miami-Dade County Expressway Authority, Swap Termination, Series A, Revenue Bond, AGM	4.000%	7/1/2018	A2	1,000,000	1,021,440
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,371,520
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	541,045
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,417,351
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2018	A2	675,000	694,845
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	532,900
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A2	1,165,000	1,280,952
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2018	A1	400,000	414,056
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	590,830
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	521,200

					21,779,887

GEORGIA - 4.9%
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa2	1,160,000	1,253,403
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3	500,000	538,420
DeKalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	1,585,000	1,647,940
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa2	1,200,000	1,259,100
Georgia State, Series E, G.O. Bond	5.000%	12/1/2025	Aaa	4,000,000	4,955,400
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	2,250,000	2,362,297

2

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
GEORGIA (continued)
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		$500,000	$524,955
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1		485,000	521,787
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1		1,000,000	1,107,370

						14,170,672

HAWAII - 1.1%
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		1,000,000	1,067,790
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3		1,750,000	2,077,495

						3,145,285

ILLINOIS - 2.5%
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA	[2]	500,000	528,775
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA	[2]	625,000	662,600
Central Lake County Joint Action Water Agency, Prerefunded Balance, Revenue Bond	4.000%	5/1/2018	WR	[3]	180,000	183,172
Central Lake County Joint Action Water Agency, Prerefunded Balance, Revenue Bond	4.000%	5/1/2019	WR	[3]	10,000	10,458
Central Lake County Joint Action Water Agency, Unrefunded Balance, Revenue Bond	4.000%	5/1/2019	Aa2		750,000	784,282
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1		820,000	859,778
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1		2,000,000	2,380,240
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3		1,000,000	1,082,300
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	A3		725,000	766,521

						7,258,126

INDIANA - 1.5%
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		745,000	762,709
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1		2,540,000	2,662,149

3

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
INDIANA (continued)
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1		$750,000	$795,547

						4,220,405

IOWA - 0.8%
Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2		2,000,000	2,377,360

KANSAS - 3.5%
Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa2		500,000	541,665
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA	[2]	2,965,000	3,181,949
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	889,160
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2018	AA	[2]	1,000,000	1,039,970
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA	[2]	2,000,000	2,154,300
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	4.000%	9/1/2018	A3		450,000	462,150
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A3		1,495,000	1,652,020

						9,921,214

KENTUCKY - 0.6%
Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa3		500,000	532,900
Louisville & Jefferson County, Sewer Impt., Series A, Revenue Bond	5.000%	5/15/2024	Aa3		1,070,000	1,286,290

						1,819,190

LOUISIANA - 1.7%
Lafayette Utilities, Sewer Impt., Revenue Bond	4.000%	11/1/2018	A1		1,135,000	1,171,558
Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1		990,000	1,069,289
New Orleans, Sewer Impt., Revenue Bond	5.000%	6/1/2021	A	[2]	600,000	673,566
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	A	[2]	1,700,000	1,879,520

						4,793,933

4

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MAINE - 0.2%
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		$570,000	$627,251

MARYLAND - 0.2%
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	533,625

MASSACHUSETTS - 1.1%
Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1		3,000,000	3,016,680

MICHIGAN - 1.2%
Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA	[2]	1,000,000	1,050,310
Ann Arbor Sewage Disposal System, Revenue Bond	2.000%	7/1/2027	AA	[2]	820,000	787,052
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa1		1,000,000	1,059,300
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2		400,000	423,720

						3,320,382

MINNESOTA - 1.6%
Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A2		2,130,000	2,212,729
Minnesota State, Series D, G.O. Bond	5.000%	8/1/2024	Aa1		2,000,000	2,428,440

						4,641,169

MISSOURI - 1.3%
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	1/1/2025	Aa2		750,000	861,195
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	1/1/2027	Aa2		1,590,000	1,914,185
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA	[2]	260,000	262,514
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2		725,000	788,488

						3,826,382

NEBRASKA - 2.6%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[2]	2,000,000	2,287,800
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1		1,000,000	1,049,380

5

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEBRASKA (continued)
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1		$500,000	$524,690
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1		1,000,000	1,086,160
Omaha Public Power District, Series A, Revenue Bond	5.000%	2/1/2030	Aa2		1,000,000	1,201,890
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2		1,265,000	1,331,843

						7,481,763

NEW HAMPSHIRE - 1.0%
New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1		2,575,000	2,795,600

NEW JERSEY - 1.1%
New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3		455,000	458,312
New Jersey State Turnpike Authority, Prerefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	WR	[3]	355,000	372,942
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A2		1,625,000	1,704,414
New Jersey State Turnpike Authority, Unrefunded Balance, Series H, Revenue Bond	5.000%	1/1/2020	A	[2]	560,000	587,294

						3,122,962

NEW MEXICO - 1.3%
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2		1,250,000	1,453,825
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		2,000,000	2,371,860

						3,825,685

NEW YORK - 11.5%
Metropolitan Transportation Authority, Green Bond, Series A-1, Revenue Bond	5.000%	11/15/2026	A1		1,500,000	1,831,530
Metropolitan Transportation Authority, Series D-1, Revenue Bond	5.000%	11/15/2024	A1		1,385,000	1,669,673
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A1		725,000	757,915
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,315,000	1,423,487

6

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		$1,000,000	$1,058,460
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Revenue Bond	5.000%	11/1/2026	Aa1		1,000,000	1,241,270
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Subseries F-3, Revenue Bond	3.000%	2/1/2037	Aa1		3,000,000	2,975,520
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa2		2,880,000	3,481,402
New York City, Series 1, G.O. Bond	5.000%	8/1/2020	Aa2		1,000,000	1,107,010
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,381,280
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,381,280
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3		420,000	453,797
New York State Dormitory Authority, Series D, Revenue Bond	5.000%	2/15/2025	Aa1		2,000,000	2,432,980
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR	[3]	495,000	514,889
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	1,640,000	1,706,518
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		1,000,000	1,035,540
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1		765,000	898,814
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3		500,000	517,165
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3		725,000	770,632
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3		920,000	1,029,103
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1		2,805,000	3,365,607

						33,033,872

NORTH CAROLINA - 2.2%
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa		1,400,000	1,569,106
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA	[2]	580,000	641,062
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2		400,000	434,184

7

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NORTH CAROLINA (continued)
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A	[2]	$3,000,000	$3,573,300

						6,217,652

OHIO - 6.8%
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2023	A1		1,895,000	2,161,608
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Revenue Bond	5.250%	2/15/2023	A1		25,000	25,403
Cincinnati Water System, Series B, Revenue Bond	5.000%	12/1/2026	AAA		500,000	625,590
Cincinnati Water System, Series C, Revenue Bond	5.000%	12/1/2025	AAA		1,000,000	1,237,930
Ohio State Turnpike Commission, Series A, Revenue Bond	5.250%	2/15/2027	Aa3		600,000	764,214
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		3,735,000	3,964,105
Ohio State, Public Impt., Series B, G.O. Bond	3.000%	9/1/2021	Aa1		2,000,000	2,134,320
Ohio State, School Impt., Prerefunded Balance, Series B, G.O. Bond	5.000%	6/15/2024	Aa1		4,200,000	4,901,568
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		1,175,000	1,227,593
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		1,010,000	1,092,719
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3		610,000	695,010
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2		610,000	673,355

						19,503,415

OKLAHOMA - 1.8%
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3		2,750,000	2,986,308
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3		2,000,000	2,235,780

						5,222,088

OREGON - 3.4%
Bend, Water Utility Impt., Revenue Bond	5.000%	12/1/2030	Aa2		1,435,000	1,728,300
Clackamas County Service District No. 1, Sewer Impt., Revenue Bond	2.000%	12/1/2029	AA	[2]	1,000,000	902,140
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA	[2]	440,000	469,779

8

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OREGON (continued)
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2		$230,000	$233,031
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3		1,285,000	1,377,918
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2026	Aa2		2,480,000	3,071,034
Portland Sewer System, Series B, Revenue Bond	2.125%	6/15/2030	Aa3		1,000,000	923,530
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa1		1,015,000	1,161,109

						9,866,841

PENNSYLVANIA - 5.1%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	A1		640,000	686,662
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1		1,500,000	1,621,710
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA	[2]	600,000	628,662
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[2]	1,000,000	1,108,020
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1		1,200,000	1,419,480
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2018	Aa3		615,000	635,363
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3		1,050,000	1,126,178
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,082,720
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	A	[2]	20,000	20,729
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1		1,370,000	1,428,773
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1		1,000,000	1,066,860
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2		1,000,000	1,073,770
Pittsburgh Water & Sewer Authority, Swap Termination, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2		1,325,000	1,373,349
University Area Joint Authority, Revenue Bond, AGM	2.250%	11/1/2027	AA	[2]	1,500,000	1,420,650

						14,692,926

9

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE
MUNICIPAL BONDS (continued)
SOUTH CAROLINA - 1.0%
Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aaa	$530,000	$595,736
Greenwood Metropolitan District, Sewer Impt., Revenue Bond	5.000%	10/1/2026	Aa3	500,000	611,865
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1	85,000	89,318
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond	5.000%	10/1/2018	A1	685,000	712,133
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1	700,000	729,547

					2,738,599

TENNESSEE - 3.3%
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	925,464
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	814,860
Knoxville Electric System Revenue, Series II, Revenue Bond	3.000%	7/1/2028	Aa2	1,090,000	1,134,047
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	734,224
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2	400,000	439,972
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1	655,000	687,829
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2	2,000,000	2,093,160
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2	1,000,000	1,046,580
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2	1,505,000	1,584,389

					9,460,525

TEXAS - 6.6%
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	Aa3	1,600,000	1,784,512
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	Aa3	500,000	583,870
Austin Water & Wastewater System, Revenue Bond	5.000%	11/15/2026	Aa2	1,500,000	1,858,890
Corpus Christi Utility System, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2018	A1	1,000,000	1,031,130
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1	550,000	600,099
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1	500,000	528,760

10

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE
MUNICIPAL BONDS (continued)
TEXAS (continued)
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond	5.000%	8/15/2023	Aa2		$600,000	$712,206
Houston Combined Utility System, Multi Utility Impt., Series D, Revenue Bond	5.000%	11/15/2025	Aa2		1,265,000	1,511,865
Houston Combined Utility System, Series S, Revenue Bond[4]	1.820%	5/15/2034	AA	[2]	1,000,000	1,008,340
Metropolitan Transit Authority of Harris County, Transit Impt., Revenue Bond	5.000%	11/1/2019	Aa2		845,000	913,039
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2		1,000,000	1,010,450
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2		2,535,000	3,016,422
North Texas Tollway Authority, Series A, Revenue Bond	5.000%	1/1/2026	A1		500,000	588,095
San Antonio Water System, Junior Lien, Series A, Revenue Bond	5.000%	5/15/2026	Aa2		500,000	611,475
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA	[2]	2,200,000	2,610,498
Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA	[2]	500,000	526,145

						18,895,796

UTAH - 0.4%
Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA	[2]	975,000	1,161,284

VIRGINIA -0.6%
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2		400,000	412,652
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa		1,290,000	1,391,123

						1,803,775

WASHINGTON - 8.5%
Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3		400,000	416,968
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[2]	1,330,000	1,488,962
Everett, G.O. Bond[4]	1.320%	12/1/2034	AA	[2]	930,000	931,832
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa1		750,000	814,800
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2		1,675,000	1,785,332

11

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE
MUNICIPAL BONDS (continued)
WASHINGTON (continued)
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1		$4,000,000	$4,885,200
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,285,320
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	4.000%	4/1/2034	Aa1		2,435,000	2,631,797
Tacoma, Sewer Impt., Revenue Bond	5.000%	12/1/2018	Aa2		1,060,000	1,109,248
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2		1,095,000	1,162,956
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2		1,000,000	1,034,840
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		475,000	493,838
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1		2,000,000	2,173,260
Washington State, Series B, G.O. Bond	5.000%	2/1/2027	Aa1		2,675,000	3,216,768

						24,431,121

WEST VIRGINIA - 0.4%
Fairmont, Series D, Revenue Bond, AGM	3.000%	7/1/2018	A2		1,210,000	1,227,049

WISCONSIN - 1.9%
Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2		470,000	532,999
Milwaukee Sewerage System, Sewer Impt., Series S7, Revenue Bond	3.000%	6/1/2031	AA	[2]	1,000,000	1,002,250
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2		600,000	626,892
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1		510,000	526,147
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,198,480
WPPI Energy, Unrefunded Balance, Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1		475,000	490,224

						5,376,992

TOTAL MUNICIPAL BONDS (Identified Cost $275,878,425)						279,079,765

12

Investment Portfolio - September 30, 2017

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.5%
Dreyfus Government Cash Management (Identified Cost $4,325,552)	0.92%[5]	4,325,552	$4,325,552

TOTAL INVESTMENTS - 98.8%
(Identified Cost $280,203,977)			283,405,317
OTHER ASSETS, LESS LIABILITIES - 1.2%			3,459,853

NET ASSETS - 100%			$286,865,170

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2017, there is no rating available (unaudited).

4Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2017.

5Rate shown is the current yield as of September 30, 2017.

13

Investment Portfolio - September 30, 2017

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$279,079,765	$—	$279,079,765	$—
Mutual fund	4,325,552	4,325,552	—	—

Total assets	$283,405,317	$4,325,552	$279,079,765	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - September 30, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 97.9%
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA	[2]	$1,295,000	$1,354,648
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA	[2]	1,125,000	1,218,780
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2		365,000	379,027
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2		400,000	436,672
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2		300,000	333,948
Auburn City School District, G.O. Bond, BAM	2.000%	6/15/2018	AA	[2]	225,000	226,548
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3		1,175,000	1,185,446
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa2		675,000	688,642
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2		500,000	513,885
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2		265,000	277,073
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2		1,385,000	1,422,949
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A	[2]	300,000	330,024
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A	[2]	300,000	351,189
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3		405,000	410,334
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2		500,000	506,420
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	275,645
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	541,405
Clarkstown, G.O. Bond	4.000%	5/15/2019	AA	[2]	375,000	392,978
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA	[2]	305,000	314,601
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA	[2]	850,000	881,246
East Irondequoit Central School District, G.O. Bond	3.000%	6/15/2018	Aa2		310,000	314,566
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA	[2]	305,000	313,805
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1		600,000	625,932
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1		450,000	458,928
Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1		1,025,000	1,044,147
Erie County Water Authority, Revenue Bond	5.000%	12/1/2017	Aa2		300,000	302,112
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA	[2]	500,000	546,900
Fairport Central School District, School Impt., G.O. Bond	2.000%	6/15/2018	AA	[2]	305,000	307,336
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	250,000	257,823
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3		215,000	218,500
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3		620,000	650,529
Herricks Union Free School District, G.O. Bond	2.000%	11/1/2017	Aa2		420,000	420,449
Hyde Park Central School District, G.O. Bond	2.000%	6/15/2018	AA	[2]	355,000	357,719
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2		500,000	511,235

1

Investment Portfolio - September 30, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3		$475,000	$483,227
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A2		200,000	205,948
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2		500,000	511,455
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3		450,000	459,626
Longwood Central School District, Suffolk County, School Impt., G.O. Bond	2.250%	6/15/2018	AA	[2]	590,000	595,735
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aaa		335,000	344,554
Metropolitan Transportation Authority, Climate Bond Certified Green Bond, Series B-2, Revenue Bond	5.000%	11/15/2025	AA	[2]	1,350,000	1,673,838
Metropolitan Transportation Authority, Series A-1, Revenue Bond	2.500%	11/15/2025	A1		2,000,000	2,062,140
Metropolitan Transportation Authority, Series A-2, Revenue Bond	5.000%	11/15/2025	A1		750,000	914,783
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,000,000	1,082,500
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2022	A1		250,000	292,205
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2025	A1		505,000	587,037
Metropolitan Transportation Authority, Subseries B-1, Revenue Bond	5.000%	11/15/2024	AA	[2]	1,885,000	2,250,068
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR	[3]	700,000	744,163
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series C, Revenue Bond	6.500%	11/15/2028	WR	[3]	90,000	95,678
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2		200,000	209,900
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A1		650,000	679,510
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1		500,000	541,250
Metropolitan Transportation Authority, Transit Impt., Subseries B-2, Revenue Bond	5.000%	11/15/2021	A1		1,000,000	1,146,810
Metropolitan Transportation Authority, Transit Impt., Unrefunded Balance, Series B, Revenue Bond	6.500%	11/15/2028	A1		210,000	223,031
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2		455,000	486,472
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA	[2]	500,000	512,565
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA	[2]	710,000	736,945
Nassau County Sewer & Storm Water Finance Authority, Multi Utility Impt., Prerefunded Balance, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	WR	[3]	350,000	365,771
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		500,000	520,370

2

Investment Portfolio - September 30, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3		$500,000	$587,780
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2018	A2		500,000	510,190
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		2,425,000	2,566,766
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2		365,000	368,245
New York City Transitional Finance Authority Building Aid Revenue, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2026	Aa2		1,250,000	1,532,738
New York City Transitional Finance Authority, Building Aid, Public Impt., Prerefunded Balance, Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2		1,000,000	1,070,690
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2018	Aa2		1,000,000	1,031,460
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2		2,000,000	2,368,220
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1		1,000,000	1,019,010
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1		475,000	580,198
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1		2,000,000	2,387,840
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2024	Aa1		3,000,000	3,561,600
New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1		750,000	920,295
New York City Water & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	6/15/2021	WR	[3]	315,000	324,245
New York City Water & Sewer System, Series A, Revenue Bond	3.000%	6/15/2036	Aa1		1,250,000	1,255,312
New York City Water & Sewer System, Series AA, Prerefunded Balance, Revenue Bond	5.000%	6/15/2020	Aa1		950,000	977,806
New York City Water & Sewer System, Series BB, Revenue Bond	5.000%	6/15/2020	Aa1		500,000	533,965
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa1		700,000	753,571
New York City Water & Sewer System, Series HH, Revenue Bond	5.000%	6/15/2025	Aa1		3,000,000	3,682,530
New York City Water & Sewer System, Unrefunded Balance, Revenue Bond	5.000%	6/15/2021	Aa1		1,590,000	1,636,476
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa1		175,000	180,122
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,700,000	3,214,728

3

Investment Portfolio - September 30, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City, Series C, G.O. Bond	5.000%	8/1/2024	Aa2		$4,865,000	$5,896,672
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1		445,000	474,744
New York Municipal Bond Bank Agency, Revenue Bond	4.000%	12/1/2017	AA	[2]	2,000,000	2,010,660
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1		220,000	227,553
The New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa1		500,000	502,680
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2		750,000	800,978
New York State Dormitory Authority, Income Tax Revenue, Series A, Revenue Bond	5.000%	3/15/2025	Aa1		500,000	608,975
New York State Dormitory Authority, Income Tax Revenue, Series B, Revenue Bond, AMBAC	5.500%	3/15/2026	Aa1		1,200,000	1,527,564
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1		850,000	865,028
New York State Dormitory Authority, Rochester Institute of Technology, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2025	A1		500,000	518,365
New York State Dormitory Authority, Series A , Revenue Bond	5.000%	3/15/2025	Aa1		500,000	612,880
New York State Dormitory Authority, Series A , Revenue Bond	3.000%	10/1/2026	A	[2]	1,000,000	1,058,110
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.000%	10/1/2018	AA	[2]	250,000	257,448
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA	[2]	1,265,000	1,339,546
New York State Dormitory Authority, Series D , Revenue Bond	5.000%	2/15/2024	Aa1		4,000,000	4,795,280
New York State Dormitory Authority, Series D , Revenue Bond	5.000%	2/15/2027	Aa1		300,000	370,878
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2		500,000	520,115
New York State Dormitory Authority, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	7/1/2020	Aa2		225,000	240,743
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa		1,000,000	1,133,390
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa		1,250,000	1,381,350
New York State Environmental Facilities Corp., Water Utility Impt., Revenue Bond	5.000%	6/15/2031	Aaa		1,000,000	1,206,740
New York State Environmental Facilities Corp., Water Utility Impt., Series A, Revenue Bond	5.000%	6/15/2035	Aaa		1,000,000	1,185,110

4

Investment Portfolio - September 30, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Thruway Authority Highway & Bridge Trust Fund, Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2018	AA	[2]	$225,000	$229,626
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Prerefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	WR	[3]	100,000	104,018
New York State Thruway Authority, Highway & Bridge Trust Fund, Highway Impt., Unrefunded Balance, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	250,000	260,140
New York State Thruway Authority, Highway Impt., Revenue Bond	5.000%	4/1/2018	AA	[2]	2,025,000	2,066,634
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1		550,000	601,650
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2		590,000	595,918
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		525,000	543,658
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2023	Aa1		1,285,000	1,446,782
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2025	Aa1		1,170,000	1,398,337
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, NATL	5.500%	3/15/2024	Aa1		1,250,000	1,539,612
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2026	Aa1		1,050,000	1,292,224
New York State Urban Development Corp., Series A, Revenue Bond	5.000%	3/15/2027	Aa1		2,000,000	2,450,920
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa1		3,440,000	3,499,787
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1		1,000,000	1,133,280
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1		565,000	615,104
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	510,375
Niskayuna Central School District, G.O. Bond	3.000%	4/15/2018	AA	[2]	360,000	364,097
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	431,912
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1		500,000	511,730
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1		400,000	410,464
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond, BAM	3.000%	9/15/2018	Aa3		200,000	203,908
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2		1,400,000	1,425,228
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2		250,000	275,155
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2		1,000,000	1,163,120
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2		1,000,000	1,189,730
Onondaga County, Public Impt., G.O. Bond	2.125%	6/15/2030	Aa2		715,000	664,936

5

Investment Portfolio - September 30, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa3		$520,000	$615,342
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1		350,000	387,849
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3		800,000	968,344
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3		400,000	418,780
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3		765,000	919,882
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3		2,500,000	3,029,900
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3		200,000	209,770
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2		300,000	303,279
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA	[2]	930,000	944,276
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	110,712
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3		1,625,000	1,711,954
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1		215,000	241,045
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	A3		225,000	225,434
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	475,000	514,401
South Glens Falls Central School District, School Impt., Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1		95,000	95,887
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA	[2]	710,000	719,862
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	5.000%	6/1/2021	AAA	[2]	1,225,000	1,394,246
Suffolk County Water Authority, Prerefunded Balance, Revenue Bond	4.000%	6/1/2022	WR	[3]	25,000	27,802
Suffolk County Water Authority, Unrefunded Balance, Revenue Bond	4.000%	6/1/2022	AAA	[2]	175,000	193,314
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	6/1/2018	AAA	[2]	2,000,000	2,055,340
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	6/1/2019	AAA	[2]	775,000	826,669
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	6/1/2018	AAA	[2]	200,000	205,506
Suffolk County, G.O. Bond, AGM	5.000%	2/1/2018	A2		500,000	506,740
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA	[2]	1,000,000	1,075,080
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	1,015,000	1,030,347
Sullivan County, Public Impt., G.O. Bond	3.000%	11/15/2023	AA	[2]	500,000	538,995
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1		545,000	556,145
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA	[2]	365,000	367,654
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	355,000	360,900

6

Investment Portfolio - September 30, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	11/15/2020	Aa3		$530,000	$543,695
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3		890,000	930,513
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3		1,075,000	1,165,236
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3		350,000	419,534
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2021	WR	[3]	305,000	319,085
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2022	WR	[3]	310,000	324,316
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	4.000%	11/15/2017	A1		430,000	431,707
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	5.000%	11/15/2024	Aa3		650,000	791,342
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		350,000	351,880
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3		250,000	258,582
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3		820,000	888,831
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3		1,000,000	1,175,760
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3		1,000,000	1,173,600
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2018	Aa3		500,000	522,760
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA	[2]	510,000	541,212
Ulster County, Public Impt., Series B, G.O. Bond	2.000%	11/15/2020	AA	[2]	685,000	701,556
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA	[2]	580,000	589,970
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA	[2]	500,000	566,890
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA	[2]	500,000	539,025
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	313,561
Webster Central School District, G.O. Bond	4.000%	10/1/2018	AA	[2]	375,000	385,980
West Babylon Union Free School District, School Impt., G.O. Bond	4.000%	8/1/2028	Aa2		1,075,000	1,229,338
Westchester County, Prerefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	WR	[3]	5,000	5,005
Westchester County, Unrefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	Aa1		410,000	410,398
Westchester County, Unrefunded Balance, Series C, G.O. Bond	5.000%	11/1/2017	Aa1		495,000	496,866
Wilson Central School District, G.O. Bond	3.000%	6/15/2018	Aa3		420,000	425,947
Yonkers, Public Impt., Series C, G.O. Bond, AGM	2.000%	10/15/2017	A2		500,000	500,280

7

Investment Portfolio - September 30, 2017

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Yonkers, Public Impt., Series C, G.O. Bond, AGM	4.000%	8/15/2020	A2	$350,000	$376,786

TOTAL MUNICIPAL BONDS (Identified Cost $153,998,066)					156,559,073

SHORT-TERM INVESTMENT - 1.1%

Dreyfus Government Cash Management (Identified Cost $1,760,141)	0.92%[4]			1,760,141	1,760,141

TOTAL INVESTMENTS - 99.0% (Identified Cost $155,758,207)					158,319,214
OTHER ASSETS, LESS LIABILITIES - 1.0%					1,572,915

NET ASSETS - 100%					$159,892,129

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2017, there is no rating available (unaudited).

4Rate shown is the current yield as of September 30, 2017.

8

Investment Portfolio - September 30, 2017

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$156,559,073	$—	$156,559,073	$—
Mutual fund	1,760,141	1,760,141	—	—

Total assets	$158,319,214	$1,760,141	$156,559,073	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - September 30, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 40.5%
Non-Convertible Corporate Bonds - 40.5%
Consumer Discretionary - 5.0%
Auto Components - 0.8%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	A3	$1,405,000	$1,496,503

Household Durables - 0.8%
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,485,000	1,550,340

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc.[2], 3.15%, 8/22/2027	Baa1	975,000	981,962
The Priceline Group, Inc., 3.60%, 6/1/2026	Baa1	2,030,000	2,063,968

			3,045,930

Media - 1.3%
Comcast Corp., 4.40%, 8/15/2035	A3	975,000	1,057,083
Discovery Communications LLC, 3.95%, 3/20/2028	Baa3	1,450,000	1,439,609

			2,496,692

Multiline Retail - 0.5%
Dollar General Corp., 3.25%, 4/15/2023	Baa2	1,030,000	1,052,661

Total Consumer Discretionary			9,642,126

Consumer Staples - 2.3%
Beverages - 1.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A3	1,303,000	2,050,002
PepsiCo, Inc., 3.10%, 7/17/2022	A1	895,000	929,045

			2,979,047

Food & Staples Retailing - 0.8%
CVS Health Corp., 3.50%, 7/20/2022	Baa1	1,445,000	1,503,200

Total Consumer Staples			4,482,247

Energy - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
BP Capital Markets plc (United Kingdom), 3.216%, 11/28/2023	A1	1,805,000	1,849,053
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2	985,000	1,052,301
ConocoPhillips Co., 3.35%, 5/15/2025	Baa1	935,000	956,318
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	Baa2	1,000,000	1,013,857
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	Baa3	1,965,000	2,044,804
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	Baa3	885,000	1,006,688
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	Baa3	865,000	965,195

Total Energy			8,888,216

Financials - 11.9%
Banks - 5.7%
Banco Santander S.A. (Spain), 3.50%, 4/11/2022	Baa1	1,400,000	1,433,758
Bank of America Corp., 4.00%, 1/22/2025	Baa3	1,480,000	1,531,491
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	Baa3	750,000	928,813
Citigroup, Inc., 3.875%, 3/26/2025	Baa3	1,960,000	2,005,441

1

Investment Portfolio - September 30, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1	$935,000	$954,483
JPMorgan Chase & Co.[3], (3 mo. LIBOR US + 0.935%), 2.776%, 4/25/2023	A3	2,050,000	2,061,127
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	Baa1	1,978,000	2,078,410

			10,993,523

Capital Markets - 2.1%
The Goldman Sachs Group, Inc., 4.25%, 10/21/2025	Baa2	1,010,000	1,052,970
Morgan Stanley[4], (3 mo. LIBOR US + 1.220%), 2.532%, 5/8/2024	A3	1,550,000	1,569,407
Morgan Stanley, 5.00%, 11/24/2025	Baa2	1,385,000	1,517,925

			4,140,302

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	Baa3	1,880,000	1,989,102
E*TRADE Financial Corp., 2.95%, 8/24/2022	Baa3	975,000	977,169

			2,966,271

Insurance - 2.6%
American International Group, Inc., 4.125%, 2/15/2024	Baa1	1,435,000	1,523,879
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	2,300,000	2,506,162
Prudential Financial, Inc.[3], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2	870,000	963,525

			4,993,566

Total Financials			23,093,662

Health Care - 1.3%
Biotechnology - 0.5%
AbbVie, Inc., 1.80%, 5/14/2018	Baa2	960,000	961,334

Health Care Providers & Services - 0.8%
Express Scripts Holding Co., 3.50%, 6/15/2024	Baa2	1,500,000	1,521,998

Total Health Care			2,483,332

Industrials - 2.7%
Airlines - 0.2%
Southwest Airlines Co., 2.65%, 11/5/2020	A3	345,000	349,611

Construction & Engineering - 0.5%
Fluor Corp., 3.50%, 12/15/2024	Baa1	1,000,000	1,030,242

Industrial Conglomerates - 2.0%
General Electric Co.[4], (3 mo. LIBOR US + 0.380%), 1.692%, 5/5/2026	A1	2,050,000	1,999,028

2

Investment Portfolio - September 30, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022	A1	$1,925,000	$1,966,552

			3,965,580

Total Industrials			5,345,433

Information Technology - 3.4%
Internet Software & Services - 1.0%
Activision Blizzard, Inc., 3.40%, 6/15/2027	Baa2	1,995,000	2,004,543

IT Services - 1.3%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3	1,030,000	1,040,091
Visa, Inc., 2.80%, 12/14/2022	A1	1,470,000	1,503,140

			2,543,231

Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc., 3.30%, 4/1/2027	A3	2,000,000	2,037,042

Total Information Technology			6,584,816

Materials - 4.1%
Chemicals - 1.1%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	920,000	1,015,868
Solvay Finance America LLC (Belgium)[2], 3.40%, 12/3/2020	Baa2	1,060,000	1,093,915

			2,109,783

Metals & Mining - 2.5%
Anglo American Capital plc (United Kingdom)[2], 4.00%, 9/11/2027	Baa3	1,935,000	1,912,416
Corp Nacional del Cobre de Chile (Chile)[2], 3.625%, 8/1/2027	A3	1,950,000	1,942,863
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	Baa2	1,021,000	1,054,566

			4,909,845

Paper & Forest Products - 0.5%
Domtar Corp., 4.40%, 4/1/2022	Baa3	935,000	973,526

Total Materials			7,993,154

Real Estate - 1.9%
Equity Real Estate Investment Trusts (REITS) - 1.9%
American Tower Corp., 3.30%, 2/15/2021	Baa3	1,935,000	1,982,742
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2	650,000	694,515
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2	250,000	264,818
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	A2	400,000	407,744
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	Aaa	450,000	449,334

Total Real Estate			3,799,153

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc., 3.90%, 8/14/2027	Baa1	2,000,000	2,003,894

3

Investment Portfolio - September 30, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1		$1,930,000	$2,013,788

				4,017,682

Wireless Telecommunication Services - 0.2%
SBA Tower Trust[2], 3.598%, 4/10/2018	Baa3		465,000	464,630

Total Telecommunication Services				4,482,312

Utilities - 1.0%
Water Utilities - 1.0%
American Water Capital Corp., 2.95%, 9/1/2027	A3		2,000,000	1,992,632

TOTAL CORPORATE BONDS (Identified Cost $77,286,364)				78,787,083

ASSET-BACKED SECURITIES - 6.6%
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		950,000	944,220
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	WR	[5]	114,063	113,564
Chesapeake Funding II LLC, Series 2017-2A, Class A1[2], 1.99%, 5/15/2029	Aaa		710,000	710,543
Colony American Homes, Series 2015-1A, Class A2,4, (1 mo. LIBOR US + 1.200%), 2.434%, 7/17/2032	Aaa		551,513	553,946
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A2, 2.56%, 10/15/2025	AAA	[6]	350,000	351,021
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	AAA	[6]	245,984	245,909
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[2], 1.74%, 2/22/2022	AAA	[6]	350,728	350,450
Ford Credit Auto Lease Trust, Series 2017-A, Class A3, 1.88%, 4/15/2020	AAA	[6]	1,000,000	1,001,472
GM Financial Automobile Leasing Trust, Series 2016-2, Class A4, 1.76%, 3/20/2020	AAA	[6]	1,000,000	998,452
Home Partners of America Trust, Series 2016-1, Class A2,4, (1 mo. LIBOR US + 1.650%), 2.884%, 3/17/2033	Aaa		317,975	321,356
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	AAA	[6]	270,138	269,751
Invitation Homes Trust, Series 2015-SFR3, Class A2,4, (1 mo. LIBOR US + 1.300%), 2.534%, 8/17/2032	Aaa		572,832	576,871
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa		900,000	897,537
Navient Student Loan Trust, Series 2016-3A, Class A1[2,4], (1 mo. LIBOR US + 0.600%), 1.837%, 6/25/2065	AAA	[6]	393,152	394,098

4

Investment Portfolio - September 30, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2, 1.92%, 10/15/2019	Aaa		$390,000	$390,050
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	Aaa		1,518,767	1,552,338
Sofi Consumer Loan Program LLC, Series 2017-5, Class A1[2], 2.14%, 9/25/2026	AA	[6]	500,000	499,900
SoFi Professional Loan Program LLC, Series 2014-A, Class A2[2], 3.02%, 10/25/2027	AAA	[6]	230,314	232,794
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B2, 2.49%, 1/25/2036	Aaa		1,000,000	996,955
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A2, 1.55%, 3/26/2040	Aaa		228,179	227,577
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A2, 1.75%, 7/25/2040	AAA	[6]	501,626	501,198
Tax Ease Funding LLC, Series 2016-1A, Class A2, 3.131%, 6/15/2028	WR	[5]	170,899	171,936
Tricon American Homes Trust, Series 2016-SFR1, Class A2, 2.589%, 11/17/2033	Aaa		500,000	497,154

TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,763,118)				12,799,092

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.1%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029	AAA	[6]	38,957	40,091
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/10/2035	AAA	[6]	400,000	396,130
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A2, 3.178%, 2/10/2035	WR	[5]	400,000	403,873
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,7], 2.50%, 5/25/2043	AAA	[6]	280,845	267,987
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,7], 2.13%, 2/25/2043	AAA	[6]	213,324	204,763
CSMC Trust 2013-6, Class 2A1[2,7], 3.50%, 8/25/2043	AAA	[6]	943,732	963,454
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	WR	[5]	39,796	39,964
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[7], 1.187%, 4/25/2021	Aaa		7,412,750	266,374
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[7], 1.685%, 10/25/2021	Aaa		1,157,340	59,484
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[7], 1.602%, 6/25/2022	Aaa		9,332,521	534,415
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[7], 3.32%, 2/25/2023	Aaa		900,000	943,212
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[7], 0.321%, 4/25/2023	Aaa		13,908,153	140,921
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[7], 0.111%, 5/25/2023	Aaa		8,175,188	49,081
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2[7], 3.06%, 7/25/2023	Aaa		870,000	899,682

5

Investment Portfolio - September 30, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class A2[7], 3.458%, 8/25/2023	Aaa		$1,895,000	$2,000,005
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A1, 2.263%, 4/25/2025	Aaa		583,497	581,141
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[7], 1.686%, 10/25/2018	Aaa		1,557,417	19,918
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ10, Class A2, 2.912%, 12/25/2023	Aaa		1,400,000	1,430,905
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A2, 2.864%, 8/25/2022	Aaa		1,800,000	1,840,482
FREMF Mortgage Trust, Series 2011-K15, Class B2,7, 5.116%, 8/25/2044	WR	[5]	170,000	182,748
FREMF Mortgage Trust, Series 2011-K701, Class B2,7, 4.271%, 7/25/2048	AA	[6]	160,000	160,047
FREMF Mortgage Trust, Series 2013-K712, Class B2,7, 3.481%, 5/25/2045	AA	[6]	360,000	366,263
FREMF Mortgage Trust, Series 2015-K42, Class B2,7, 3.984%, 12/25/2024	A3		380,000	387,414
FREMF Mortgage Trust, Series 2015-K43, Class B2,7, 3.862%, 2/25/2048	WR	[5]	400,000	407,108
FREMF Mortgage Trust, Series 2015-K720, Class B2,7, 3.505%, 7/25/2022	Baa1		340,000	339,570
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,7], 3.382%, 12/15/2034	AA	[6]	400,000	406,630
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,7], 3.382%, 12/15/2034	BBB	[6]	220,000	222,237
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA	[6]	200,000	209,201
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,7], 3.00%, 3/25/2043	WR	[5]	148,831	149,616
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,7], 3.50%, 5/25/2043	AAA	[6]	170,579	174,144
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,7], 3.00%, 6/25/2029	AAA	[6]	220,419	223,726
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	Aaa		177,410	177,336
New Residential Mortgage Loan Trust, Series 2014-1A, Class A2,7, 3.75%, 1/25/2054	AAA	[6]	404,383	416,142
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,7], 3.75%, 11/25/2054	AAA	[6]	184,403	186,259
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[2,7], 3.75%, 8/25/2055	Aaa		381,009	393,994
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1[2,7], 3.75%, 11/25/2056	AAA	[6]	309,082	318,980
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA	[6]	100,000	105,610

6

Investment Portfolio - September 30, 2017

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	Aaa		$592,883	$596,492
SCG Trust, Series 2013-SRP1, Class AJ2,4, (1 mo. LIBOR US + 1.950%), 3.427%, 11/15/2026	AAA	[6]	450,000	448,066
Sequoia Mortgage Trust, Series 2012-3, Class A1[7], 3.50%, 7/25/2042	Aaa		447,311	457,603
Sequoia Mortgage Trust, Series 2013-7, Class A2[7], 3.00%, 6/25/2043	AAA	[6]	164,879	165,008
Sequoia Mortgage Trust, Series 2013-8, Class A1[7], 3.00%, 6/25/2043	Aaa		223,975	223,000
Starwood Retail Property Trust, Series 2014-STAR, Class A2,4,(1 mo. LIBOR US + 1.220%), 2.454%, 11/15/2027	AAA	[6]	410,000	409,181
Towd Point Mortgage Trust, Series 2016-5, Class A1[2,7], 2.50%, 10/25/2056	Aaa		735,092	734,348
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa		800,000	818,899
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AAA	[6]	245,000	257,387
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa		275,000	289,659
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,7], 4.869%, 2/15/2044	Aaa		810,000	867,536
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,7], 3.50%, 1/20/2045	WR	[5]	184,693	188,322
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,7], 3.50%, 3/20/2045	Aaa		183,775	187,249

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $21,156,848)				21,551,657

FOREIGN GOVERNMENT BONDS - 3.0%

Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2		2,000,000	2,001,400
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2		1,000,000	982,011
Province of Ontario (Canada), 2.00%, 9/27/2018	Aa2		450,000	451,542
Province of Ontario (Canada), 1.25%, 6/17/2019	Aa2		400,000	396,565
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1		2,000,000	1,977,170

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $5,834,400)				5,808,688

U.S. TREASURY SECURITIES - 20.8%

U.S. Treasury Bonds - 6.6%
U.S. Treasury Bond, 6.25%, 5/15/2030			2,625,000	3,728,013
U.S. Treasury Bond, 4.75%, 2/15/2037			2,700,000	3,585,516
U.S. Treasury Bond, 2.50%, 2/15/2045			4,000,000	3,730,625
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042			1,879,543	1,815,816

Total U.S. Treasury Bonds (Identified Cost $13,016,135)				12,859,970

7

Investment Portfolio - September 30, 2017

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 14.2%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	$1,940,790	$1,950,310
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,622,565	1,618,474
U.S. Treasury Note, 1.375%, 4/30/2020	6,775,000	6,741,125
U.S. Treasury Note, 1.75%, 4/30/2022	6,818,000	6,775,654
U.S. Treasury Note, 1.625%, 4/30/2023	7,030,000	6,884,457
U.S. Treasury Note, 1.625%, 5/15/2026	4,000,000	3,794,062

Total U.S. Treasury Notes (Identified Cost $27,947,850)		27,764,082

TOTAL U.S. TREASURY SECURITIES (Identified Cost $40,963,985)		40,624,052

U.S. GOVERNMENT AGENCIES - 15.5%

Mortgage-Backed Securities - 12.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	155,234	162,293
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	10,296	10,647
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	16,233	17,104
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	107,119	111,827
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	20,420	21,551
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	183,741	191,538
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	13,821	14,783
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	118,640	128,495
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035	189,664	201,564
Fannie Mae, Pool #AY8263, 3.00%, 5/1/2035	503,291	508,948
Fannie Mae, Pool #828377, 5.50%, 6/1/2035	417,542	467,510
Fannie Mae, Pool #MA2587, 3.50%, 4/1/2036	809,027	843,754
Fannie Mae, Pool #889494, 5.50%, 1/1/2037	401,534	450,105
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	43,252	47,922
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	58,575	65,287
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	169,529	192,522
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	60,895	67,890
Fannie Mae, Pool #AL0241, 4.00%, 4/1/2041	361,779	382,631
Fannie Mae, Pool #AI5172, 4.00%, 8/1/2041	145,892	154,265
Fannie Mae, Pool #AH3858, 4.50%, 8/1/2041	660,972	714,621
Fannie Mae, Pool #AL7729, 4.00%, 6/1/2043	195,756	206,954
Fannie Mae, Pool #AS4103, 4.50%, 12/1/2044	440,597	477,464
Fannie Mae, Pool #AL8604, 3.50%, 4/1/2045	338,201	348,906
Fannie Mae, Pool #AZ9215, 4.00%, 10/1/2045	1,189,636	1,255,445
Fannie Mae, Pool #BC6764, 3.50%, 4/1/2046	174,992	180,530
Fannie Mae, Pool #BC8677, 4.00%, 5/1/2046	166,463	175,365
Fannie Mae, Pool #BD2179, 4.00%, 7/1/2046	371,998	391,897
Fannie Mae, Pool #BD1191, 3.50%, 1/1/2047	543,506	560,708
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	380,943	410,396

8

Investment Portfolio - September 30, 2017

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #AL8674, 5.661%, 1/1/2049	$764,294	$845,928
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	40,336	41,382
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	21,135	22,363
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	15,212	16,100
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	11,327	12,029
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	20,024	21,236
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	156,773	168,643
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	152,076	164,618
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	145,539	157,471
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	176,476	191,670
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	169,724	183,712
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	816,354	851,808
Freddie Mac, Pool #C91854, 4.00%, 10/1/2035	585,840	624,443
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	123,861	138,902
Freddie Mac, Pool #C91868, 3.50%, 4/1/2036	904,626	943,878
Freddie Mac, Pool #G08268, 5.00%, 5/1/2038	942,746	1,033,884
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	354,217	392,759
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	79,553	90,221
Freddie Mac, Pool #A92889, 4.50%, 7/1/2040	402,294	432,948
Freddie Mac, Pool #A93451, 4.50%, 8/1/2040	1,038,007	1,116,929
Freddie Mac, Pool #G60513, 5.00%, 7/1/2041	997,384	1,093,814
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	418,310	449,931
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	224,130	232,317
Freddie Mac, Pool #G60183, 4.00%, 12/1/2044	614,083	649,634
Freddie Mac, Pool #Q37592, 4.00%, 12/1/2045	1,026,147	1,085,848
Freddie Mac, Pool #Q37857, 4.00%, 12/1/2045	913,071	961,686
Freddie Mac, Pool #G60855, 4.50%, 12/1/2045	423,106	453,556
Freddie Mac, Pool #Q38388, 4.00%, 1/1/2046	996,800	1,054,790
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	665,594	713,462
Freddie Mac, Pool #Q47130, 4.50%, 4/1/2047	496,145	531,968

Total Mortgage-Backed Securities (Identified Cost $23,500,772)		23,440,852

Other Agencies - 3.5%
Fannie Mae, 2.625%, 9/6/2024 (Identified Cost $6,838,653)	6,586,000	6,737,399

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $30,339,425)		30,178,251

9

Investment Portfolio - September 30, 2017

(unaudited)

CORE BOND SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.9%
Dreyfus Government Cash Management[8], 0.92%, (Identified Cost $3,764,544)	3,764,544	$3,764,544

TOTAL INVESTMENTS - 99.4% (Identified Cost $192,108,684)		193,513,367
OTHER ASSETS, LESS LIABILITIES - 0.6%		1,160,133

NET ASSETS - 100%		$194,673,500

IO - Interest only

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $28,767,919 or 14.8%, of the Series’ net assets as of September 30, 2017.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2017.

4Floating rate security. Rate shown is the rate in effect as of September 30, 2017.

5Credit rating has been withdrawn. As of September 30, 2017, there is no rating available (unaudited).

6Credit ratings from S&P (unaudited).

7Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2017.

8Rate shown is the current yield as of September 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

10

Investment Portfolio - September 30, 2017

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$70,802,303	$—	$70,802,303	$—
Corporate debt:
Consumer Discretionary	9,642,126	—	9,642,126	—
Consumer Staples	4,482,247	—	4,482,247	—
Energy	8,888,216	—	8,888,216	—
Financials	23,093,662	—	23,093,662	—
Health Care	2,483,332	—	2,483,332	—
Industrials	5,345,433	—	5,345,433	—
Information Technology	6,584,816	—	6,584,816	—
Materials	7,993,154	—	7,993,154	—
Real Estate	3,799,153	—	3,799,153	—
Telecommunication Services	4,482,312	—	4,482,312	—
Utilities	1,992,632	—	1,992,632	—
Asset-backed securities	12,799,092	—	12,799,092	—
Commercial mortgage-backed securities	21,551,657	—	21,551,657	—
Foreign government bonds	5,808,688	—	5,808,688	—
Mutual fund	3,764,544	3,764,544	—	—

Total assets	$193,513,367	$3,764,544	$189,748,823	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 64.4%
Non-Convertible Corporate Bonds - 64.4%
Consumer Discretionary - 6.7%
Auto Components - 0.7%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	A3	6,000,000	$6,390,759

Automobiles - 1.0%
Ford Motor Credit Co. LLC[3], (3 mo. LIBOR US + 0.930%), 2.243%, 11/4/2019	Baa2	9,000,000	9,062,370

Household Durables - 2.3%
CalAtlantic Group, Inc., 8.375%, 5/15/2018	Ba2	2,274,000	2,364,960
Century Communities, Inc.[4], 5.875%, 7/15/2025	B3	1,555,000	1,562,775
Meritage Homes Corp., 5.125%, 6/6/2027	Ba2	1,060,000	1,062,650
NVR, Inc., 3.95%, 9/15/2022	Baa2	6,745,000	7,041,782
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	Ba3	5,565,000	5,683,256
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	875,000	936,250
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B3	1,010,000	989,800

			19,641,473

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc.[4], 3.15%, 8/22/2027	Baa1	4,400,000	4,431,420
The Priceline Group, Inc., 3.60%, 6/1/2026	Baa1	8,000,000	8,133,865

			12,565,285

Media - 0.7%
CSC Holdings LLC, 7.625%, 7/15/2018	B2	285,000	295,830
CSC Holdings, LLC, 5.25%, 6/1/2024	B2	2,000,000	2,022,500
UPCB Finance IV Ltd. (Netherlands)[4], 5.375%, 1/15/2025	Ba3	2,100,000	2,184,000
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	B1	1,465,000	1,551,288

			6,053,618

Multiline Retail - 0.5%
Dollar General Corp., 3.25%, 4/15/2023	Baa2	4,000,000	4,088,003

Total Consumer Discretionary			57,801,508

Consumer Staples - 2.6%
Beverages - 1.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A3	8,200,000	8,804,932
PepsiCo, Inc., 3.10%, 7/17/2022	A1	4,000,000	4,152,159

			12,957,091

Food & Staples Retailing - 1.0%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	Ba3	2,145,000	2,123,550
CVS Health Corp., 3.50%, 7/20/2022	Baa1	6,000,000	6,241,661

			8,365,211

Household Products - 0.1%
First Quality Finance Co., Inc.[4], 5.00%, 7/1/2025	B1	1,125,000	1,160,156

Total Consumer Staples			22,482,458

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 11.1%
Energy - 0.3%
Noble Holding U.S. LLC - Noble Drilling Services 6 LLC - Noble Drilling Holding LLC, 7.50%, 3/15/2019	B2		2,146,000	$2,210,380

Energy Equipment & Services - 0.5%
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	B3		1,490,000	1,503,038
McDermott International, Inc.[4], 8.00%, 5/1/2021	B2		1,740,000	1,796,550
Trinidad Drilling Ltd. (Canada)[4], 6.625%, 2/15/2025	Caa1		1,580,000	1,477,300

				4,776,888

Oil, Gas & Consumable Fuels - 10.3%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A1		8,000,000	8,253,490
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	Ba3		2,065,000	2,354,099
Cheniere Energy Partners LP4, 5.25%, 10/1/2025	Ba2		1,450,000	1,482,624
Chevron Corp., 1.718%, 6/24/2018	Aa2		8,950,000	8,957,423
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018	Baa2		3,500,000	3,512,039
Columbia Pipeline Group, Inc., 4.50%, 6/1/2025	Baa2		1,750,000	1,869,570
ConocoPhillips Co.[3], (3 mo. LIBOR US + 0.900%), 2.215%, 5/15/2022	Baa1		7,000,000	7,140,126
Continental Resources, Inc., 3.80%, 6/1/2024	Ba3		1,125,000	1,085,625
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[5]	1,565,000	1,557,175
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	Baa2		4,500,000	4,562,359
Enviva Partners LP - Enviva Partners Finance Corp., 8.50%, 11/1/2021	B2		1,970,000	2,098,050
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[5]	1,520,000	1,599,800
Hilcorp Energy I LP - Hilcorp Finance Co.[4], 5.75%, 10/1/2025	Ba2		2,105,000	2,128,681
Kinder Morgan, Inc., 7.25%, 6/1/2018	Baa3		9,000,000	9,316,994
PBF Holding Co. LLC - PBF Finance Corp.[4], 7.25%, 6/15/2025	B1		1,135,000	1,160,538
Petroleos Mexicanos (Mexico), 8.00%, 5/3/2019	Baa3		8,000,000	8,720,000
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	Baa3		3,930,000	4,470,375
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	Ba2		5,000,000	5,256,250
SemGroup Corp.[4], 6.375%, 3/15/2025	B3		1,405,000	1,376,900
Seven Generations Energy Ltd. (Canada)[4], 5.375%, 9/30/2025	Ba3		1,060,000	1,067,950
Southwestern Energy Co., 6.70%, 1/23/2025	B1		1,125,000	1,141,875
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[4], 5.50%, 9/15/2024	Ba3		2,100,000	2,157,750
TransCanada PipeLines Ltd. (Canada), 1.625%, 11/9/2017	A3		7,760,000	7,759,194

				89,028,887

Total Energy				96,016,155

Financials - 25.1%
Banks - 16.1%
Bank of America Corp.[3], (3 mo. LIBOR US + 0.760%), 2.08%, 9/15/2026	Baa3		7,811,000	7,341,832
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa		9,035,000	8,999,451

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Barclays Bank plc (United Kingdom)[4], 6.05%, 12/4/2017	Baa3		8,250,000	$8,307,880
Barclays Bank plc (United Kingdom)[4], 10.179%, 6/12/2021	Baa3		2,540,000	3,145,581
Capital One N.A. - Mclean V.A.[3], (3 mo. LIBOR US + 1.150%), 2.461%, 1/30/2023	Baa1		5,000,000	5,024,702
Citigroup, Inc.[3], (3 mo. LIBOR US + 0.550%), 1.867%, 8/25/2036	Baa3		6,330,000	5,269,725
Dexia Credit Local S.A. (France), 1.875%, 9/15/2021	Aa3		5,000,000	4,908,660
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		8,800,000	8,983,366
JPMorgan Chase & Co.[3], (3 mo. LIBOR US + 0.900%), 2.214%, 4/25/2023	A3		13,000,000	13,092,170
JPMorgan Chase & Co.[6], (3 mo. LIBOR US + 0.935%), 2.776%, 4/25/2023	A3		4,310,000	4,333,394
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	Baa1		7,516,000	7,897,539
Morgan Stanley, 2.50%, 1/24/2019	A3		8,500,000	8,571,018
National Australia Bank Ltd. (Australia)[4], 2.00%, 2/22/2019	Aaa		9,000,000	9,014,385
National Bank of Canada (Canada)[4], 1.40%, 4/20/2018	Aaa		9,000,000	8,994,501
Popular, Inc., 7.00%, 7/1/2019	B2		3,276,000	3,366,090
Royal Bank of Canada (Canada), 2.20%, 9/23/2019	Aaa		8,500,000	8,543,230
Royal Bank of Scotland Group plc (United Kingdom), 4.70%, 7/3/2018	Ba2		2,000,000	2,035,259
Santander Holdings USA, Inc., 2.70%, 5/24/2019	Baa3		9,000,000	9,070,992
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa3		3,750,000	3,767,172
Wells Fargo & Co., 2.15%, 1/15/2019	A2		8,500,000	8,543,039

				139,209,986

Capital Markets - 3.9%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		3,000,000	3,222,808
The Goldman Sachs Group, Inc.[3], (3 mo. LIBOR US + 1.600%), 2.917%, 11/29/2023	A3		8,305,000	8,611,139
Morgan Stanley[3], (3 mo. LIBOR US + 1.140%), 2.457%, 1/27/2020	A3		8,750,000	8,884,965
Morgan Stanley, 5.75%, 1/25/2021	A3		3,940,000	4,350,411
UBS AG (Switzerland)[3], (3 mo. LIBOR US + 0.850%), 2.166%, 6/1/2020	A1		8,000,000	8,095,527

				33,164,850

Consumer Finance - 1.4%
Ally Financial, Inc., 3.25%, 11/5/2018	BB	[7]	2,500,000	2,522,275
American Express Credit Corp.[3], (3 mo. LIBOR US + 0.730%), 2.047%, 5/26/2020	A2		7,500,000	7,563,075
Navient Corp., 6.125%, 3/25/2024	Ba3		1,605,000	1,654,755

				11,740,105

Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	Baa3		8,335,000	8,818,704

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.25%, 2/1/2022	Ba3	1,585,000	$1,652,362
LPL Holdings, Inc.[4], 5.75%, 9/15/2025	B2	980,000	1,015,966

			11,487,032

Insurance - 2.2%
American International Group, Inc., 4.875%, 6/1/2022	Baa1	4,260,000	4,679,333
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	10,700,000	11,659,101
Prudential Financial, Inc.[6], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2	2,460,000	2,724,450

			19,062,884

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	Ba3	1,780,000	1,820,050

Total Financials			216,484,907

Health Care - 2.7%
Biotechnology - 0.5%
AbbVie, Inc., 2.50%, 5/14/2020	Baa2	3,000,000	3,035,948
AMAG Pharmaceuticals, Inc.[4], 7.875%, 9/1/2023	Ba3	1,100,000	1,113,750

			4,149,698

Health Care Equipment & Supplies - 0.1%
Hill-Rom Holdings, Inc.[4], 5.00%, 2/15/2025	B1	1,065,000	1,102,275

Health Care Providers & Services - 1.7%
DaVita, Inc., 5.00%, 5/1/2025	Ba3	1,480,000	1,460,079
Express Scripts Holding Co., 3.50%, 6/15/2024	Baa2	6,500,000	6,595,323
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 6.50%, 9/15/2018	Baa3	6,194,000	6,457,136

			14,512,538

Pharmaceuticals - 0.4%
Concordia International Corp. (Canada)[4], 7.00%, 4/15/2023	Ca	1,885,000	306,312
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[4], 8.75%, 11/1/2024	B3	1,535,000	1,607,912
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.625%, 10/15/2023	B1	1,390,000	1,297,912

			3,212,136

Total Health Care			22,976,647

Industrials - 4.0%
Aerospace & Defense - 0.2%
Arconic, Inc., 5.87%, 2/23/2022	Ba2	1,280,000	1,401,601

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 0.3%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	1,030,000	$1,063,990
American Airlines Group, Inc., 6.125%, 6/1/2018	B1	750,000	768,225
American Airlines Group, Inc.[4], 5.50%, 10/1/2019	B1	985,000	1,031,787

			2,864,002

Building Products - 0.2%
Airxcel, Inc.[4] , 8.50%, 2/15/2022	B2	1,585,000	1,680,259

Commercial Services & Supplies - 0.1%
Covanta Holding Corp., 5.875%, 7/1/2025	B1	1,045,000	1,028,019

Construction & Engineering - 0.9%
Fluor Corp., 3.50%, 12/15/2024	Baa1	4,000,000	4,120,968
Tutor Perini Corp.[4], 6.875%, 5/1/2025	B1	1,550,000	1,681,750
Weekley Homes LLC - Weekley Finance Corp.[4], 6.625%, 8/15/2025	B3	1,470,000	1,422,225

			7,224,943

Industrial Conglomerates - 1.4%
General Electric Co.[3] , (3 mo. LIBOR US + 0.380%), 1.692%, 5/5/2026	A1	8,800,000	8,581,194
Siemens Financieringsmaatschappij N.V. (Germany)[4], 2.15%, 5/27/2020.	A1	3,000,000	3,014,757

			11,595,951

Machinery - 0.4%
CNH Industrial Capital LLC, 3.625%, 4/15/2018	Ba1	1,850,000	1,862,117
Meritor, Inc., 6.25%, 2/15/2024	B2	990,000	1,053,112
Xerium Technologies, Inc., 9.50%, 8/15/2021	B2	745,000	771,075

			3,686,304

Trading Companies & Distributors - 0.4%
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3	3,540,000	3,762,615

Transportation Infrastructure - 0.1%
Park Aerospace Holdings Ltd. (Ireland)[4], 4.50%, 3/15/2023	Ba3	830,000	828,846

Total Industrials			34,072,540

Information Technology - 1.6%
Internet Software & Services - 1.0%
Activision Blizzard, Inc., 3.40%, 6/15/2027	Baa2	8,500,000	8,540,657

IT Services - 0.4%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3	4,000,000	4,039,190

Semiconductors & Semiconductor Equipment - 0.2%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B3	1,635,000	1,561,425

Total Information Technology			14,141,272

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials - 3.8%
Chemicals - 0.9%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	4,760,000	$5,256,012
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[4], 8.375%, 12/1/2022	B3	1,110,000	1,121,100
NOVA Chemicals Corp. (Canada)[4], 4.875%, 6/1/2024	Ba2	1,130,000	1,144,125

			7,521,237

Metals & Mining - 2.5%
Anglo American Capital plc (United Kingdom)[4], 9.375%, 4/8/2019	Baa3	8,000,000	8,842,162
Corp Nacional del Cobre de Chile (Chile)[4], 4.50%, 9/16/2025	A3	8,000,000	8,523,681
Ferroglobe plc - Globe Specialty Metals, Inc.[4], 9.375%, 3/1/2022	B3	1,545,000	1,655,081
Petra Diamonds US Treasury plc (South Africa)[4], 7.25%, 5/1/2022	B2	1,525,000	1,555,500
Techniplas LLC[4], 10.00%, 5/1/2020	Caa2	1,065,000	745,500

			21,321,924

Paper & Forest Products - 0.4%
Domtar Corp., 4.40%, 4/1/2022	Baa3	3,565,000	3,711,892

Total Materials			32,555,053

Real Estate - 2.4%
Equity Real Estate Investment Trusts (REITS) - 2.4%
American Tower Corp., 2.80%, 6/1/2020	Baa3	4,000,000	4,060,612
American Tower Trust I, Series 13, Class 1A4, 1.551%, 3/15/2043	Aaa	1,625,000	1,622,040
Crown Castle Towers LLC[4], 6.113%, 1/15/2020	A2	12,070,000	12,896,616
Crown Castle Towers LLC[4], 4.883%, 8/15/2020	A2	610,000	646,156
iStar, Inc., 5.25%, 9/15/2022	B1	1,530,000	1,552,950
Starwood Property Trust, Inc., 5.00%, 12/15/2021	Ba3	100,000	104,375

Total Real Estate			20,882,749

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.[3], (3 mo. LIBOR US + 0.930%), 2.263%, 6/30/2020	Baa1	8,000,000	8,108,320
AT&T, Inc., 4.45%, 4/1/2024	Baa1	3,620,000	3,840,956
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	1,000,000	1,035,210
Frontier Communications Corp., 11.00%, 9/15/2025	B2	1,590,000	1,347,525
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba2	2,325,000	2,473,219
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2	2,135,000	2,220,400
Inmarsat Finance plc (United Kingdom)[4], 4.875%, 5/15/2022	Ba2	2,395,000	2,442,900
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1	4,400,000	4,591,019

			26,059,549

Wireless Telecommunication Services - 0.2%
SBA Tower Trust[4], 3.598%, 4/10/2018	Baa3	1,640,000	1,638,696

Total Telecommunication Services			27,698,245

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 1.2%
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Yield plc (Spain)[4], 7.00%, 11/15/2019	B2		2,140,000	$2,284,450

Water Utilities - 0.9%
American Water Capital Corp., 2.95%, 9/1/2027	A3		8,000,000	7,970,527

Total Utilities				10,254,977

TOTAL CORPORATE BONDS (Identified Cost $549,239,031)				555,366,511

ASSET-BACKED SECURITIES - 10.1%
BMW Vehicle Owner Trust, Series 2016-A, Class A2A, 0.99%, 5/28/2019	Aaa		1,428,678	1,426,960
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa		4,400,000	4,373,231
CarMax Auto Owner Trust, Series 2016-3, Class A2, 1.17%, 8/15/2019	AAA	[7]	2,257,668	2,256,041
CarMax Auto Owner Trust, Series 2016-4, Class A2, 1.21%, 11/15/2019	Aaa		2,918,111	2,914,901
CarMax Auto Owner Trust, Series 2017-1, Class A2, 1.54%, 2/18/2020	Aaa		4,482,522	4,483,746
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	WR	[5]	333,065	331,608
Chesapeake Funding II LLC, Series 2017-2A, Class A1[4], 1.99%, 5/15/2029	Aaa		3,180,000	3,182,432
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2[4], 1.47%, 4/15/2019	Aaa		61,387	61,388
Colony American Homes, Series 2015-1A, Class A3,4, (1 mo. LIBOR US + 1.200%), 2.434%, 7/17/2032	Aaa		1,774,432	1,782,260
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	AAA	[7]	1,700,000	1,704,958
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[4], 1.59%, 2/22/2021	AAA	[7]	916,079	915,800
Enterprise Fleet Financing LLC, Series 2016-2, Class A2[4], 1.74%, 2/22/2022	AAA	[7]	1,510,193	1,508,996
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[4], 2.13%, 7/20/2022	AAA	[7]	2,500,000	2,506,833
Ford Credit Auto Lease Trust, Series 2016-A, Class A4, 1.85%, 7/15/2019	AAA	[7]	750,000	751,217
Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.28%, 9/15/2019	Aaa		1,681,333	1,680,233
GM Financial Automobile Leasing Trust, Series 2016-1, Class A3, 1.64%, 7/20/2019	Aaa		5,000,000	5,002,464
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2, 1.04%, 4/18/2019	AAA	[7]	3,106,584	3,102,137
Honda Auto Receivables Owner Trust, Series 2014-3, Class A4, 1.31%, 10/15/2020	AAA	[7]	4,536,022	4,535,579

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3[4], 1.66%, 7/15/2019	AAA	[7]	5,000,000	$5,001,387
Illinois Student Assistance Commission, Series 2010-1, Class A2[3], (3 mo. LIBOR US + 1.050%), 2.364%, 4/25/2022	AAA	[7]	643,450	645,399
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, (1 mo. LIBOR US + 1.300%), 2.534%, 8/17/2032	Aaa		1,742,363	1,754,648
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3, 1.35%, 8/15/2019	Aaa		4,400,000	4,387,956
Navient Student Loan Trust, Series 2016-2, Class A1[3,4], (1 mo. LIBOR US + 0.750%), 1.987%, 6/25/2065	Aaa		671,650	673,833
Navient Student Loan Trust, Series 2016-3A, Class A1[3,4], (1 mo. LIBOR US + 0.600%), 1.837%, 6/25/2065	AAA	[7]	1,898,636	1,903,206
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A4, 1.92%, 10/15/2019	Aaa		1,900,000	1,900,243
Nissan Auto Lease Trust, Series 2016-A, Class A2A, 1.22%, 8/15/2018	Aaa		976,284	975,989
SLC Student Loan Trust, Series 2004-1, Class A6[3], (3 mo. LIBOR US + 0.160%), 1.475%, 5/15/2023	Aaa		4,139,134	4,139,123
SLM Student Loan Trust, Series 2004-10, Class A6A3,4, (3 mo. LIBOR US + 0.550%), 1.864%, 4/27/2026	Aaa		3,750,852	3,765,642
SLM Student Loan Trust, Series 2008-6, Class A3[3], (3 mo. LIBOR US + 0.750%), 2.064%, 1/25/2019	A2		427,402	427,489
SLM Student Loan Trust, Series 2008-7, Class A3[3], (3 mo. LIBOR US + 0.650%), 1.964%, 4/25/2019	A2		689,942	689,939
SLM Student Loan Trust, Series 2012-5, Class A2[3], (1 mo. LIBOR US + 0.300%), 1.537%, 6/25/2019	Aaa		608,494	608,663
SLM Student Loan Trust, Series 2012-7, Class A2[3], (1 mo. LIBOR US + 0.280%), 1.517%, 9/25/2019	Aaa		532,904	533,113
SLM Student Loan Trust, Series 2013-1, Class A2[3], (1 mo. LIBOR US + 0.250%), 1.487%, 9/25/2019	Aaa		257,083	257,125
SoFi Consumer Loan Program LLC, Series 2017-4, Class A4, 2.50%, 5/26/2026	AA	[7]	2,030,620	2,029,783
SoFi Professional Loan Program LLC, Series 2017-A, Class A2A4, 1.55%, 3/26/2040	Aaa		1,174,587	1,171,489
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	AAA	[7]	2,277,292	2,275,351
South Carolina Student Loan Corp., Series 2005, Class A3[3], (3 mo. LIBOR US + 0.140%), 1.456%, 12/1/2023	Aaa		936,177	937,525
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	WR	[5]	709,890	714,197
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A2A, 1.02%, 10/15/2018	Aaa		678,486	678,113
Toyota Auto Receivables Owner Trust, Series 2016-C, Class A2A, 1.00%, 1/15/2019	Aaa		506,334	505,998
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2A, 1.06%, 5/15/2019	Aaa		3,379,905	3,376,012
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	Aaa		2,400,000	2,386,337

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Wheels SPV 2 LLC, Series 2016-1A, Class A2[4], 1.59%, 5/20/2025	AAA	[7]	404,738	$404,071
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2A, 1.20%, 2/15/2019	Aaa		1,861,960	1,859,194

TOTAL ASSET-BACKED SECURITIES (Identified Cost $86,546,459)				86,522,609

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.0%
Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	AAA	[7]	169,464	174,399
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,8], 2.13%, 2/25/2043	AAA	[7]	743,118	713,297
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR	[5]	199,712	200,553
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[8], 1.353%, 11/25/2019	Aaa		7,022,983	180,444
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.304%, 8/25/2020	Aaa		9,200,431	290,694
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.187%, 4/25/2021	Aaa		7,499,414	269,488
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.685%, 10/25/2021	Aaa		4,878,337	250,735
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.353%, 12/25/2021	Aaa		34,886,502	1,640,070
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.602%, 6/25/2022	Aaa		17,433,753	998,321
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.321%, 4/25/2023	Aaa		58,624,645	594,002
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.111%, 5/25/2023	Aaa		34,459,464	206,884
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[8], 1.686%, 10/25/2018	Aaa		7,648,352	97,815
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	Aaa		985,502	985,780
FREMF Mortgage Trust, Series 2011-K701, Class B4,8, 4.271%, 7/25/2048	AA	[7]	950,000	950,279
FREMF Mortgage Trust, Series 2011-K702, Class B4,8, 4.931%, 4/25/2044	Aa3		230,000	232,241
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR	[5]	89,942,992	388,158
FREMF Mortgage Trust, Series 2013-K712, Class B4,8, 3.481%, 5/25/2045	AA	[7]	1,300,000	1,322,615
FREMF Mortgage Trust, Series 2014-K716, Class B4,8, 4.083%, 8/25/2047	A1		2,550,000	2,644,883
FREMF Mortgage Trust, Series 2015-K42, Class B4,8, 3.984%, 12/25/2024	A3		1,900,000	1,937,071
FREMF Mortgage Trust, Series 2015-K43, Class B4,8, 3.862%, 2/25/2048	WR	[5]	1,500,000	1,526,654

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[4,8], 3.382%, 12/15/2034	AA	[7]	2,000,000	$2,033,149
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[4,8], 3.382%, 12/15/2034	BBB	[7]	1,150,000	1,161,694
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA	[7]	750,000	784,503
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3[4], 4.106%, 7/15/2046	AAA	[7]	3,568,486	3,610,227
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,8], 3.00%, 3/25/2043	WR	[5]	518,457	521,190
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,8], 3.50%, 5/25/2043	AAA	[7]	627,825	640,945
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,8], 3.00%, 6/25/2029	AAA	[7]	991,887	1,006,765
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[4], 2.767%, 1/20/2041	Aaa		766,087	765,771
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,8], 3.75%, 11/25/2054	AAA	[7]	916,904	926,132
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,8], 3.75%, 8/25/2055	Aaa		1,397,031	1,444,645
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA	[7]	420,000	443,563
SCG Trust, Series 2013-SRP1, Class AJ3,4, (1 mo. LIBOR US + 1.950%), 3.427%, 11/15/2026	AAA	[7]	2,000,000	1,991,403
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	AAA	[7]	749,841	711,382
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	AAA	[7]	606,519	606,993
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	Aaa		828,418	824,811
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1mo. LIBOR US + 1.220%), 2.454%, 11/15/2027	AAA	[7]	2,005,000	2,000,997
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,8], 2.50%, 10/25/2056	Aaa		2,075,555	2,073,454
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AAA	[7]	1,195,000	1,255,416
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa		1,350,000	1,421,962
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,8], 4.869%, 2/15/2044	Aaa		1,550,000	1,660,100
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,8], 3.50%, 1/20/2045	WR	[5]	923,466	941,611
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,8], 3.50%, 3/20/2045	Aaa		918,874	936,247

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $41,945,055)				43,367,343

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS - 6.5%
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			1,300,000	$1,313,000
Chile Government (Chile), 5.50%, 8/5/2020	Aa3		CLP	1,800,000,000	2,983,942
The Export-Import Bank of China (China), 2.50%, 7/31/2019	A1			630,000	633,923
Export-Import Bank of India (India), 3.375%, 8/5/2026	Baa3			3,000,000	2,950,404
Export-Import Bank of Korea (South Korea), 1.75%, 5/26/2019	Aa2			7,716,000	7,655,962
Japan Government Two Year Bond (Japan)[9], 0.10%, 10/15/2018	A1		JPY	1,750,000,000	15,588,958
The Korea Development Bank (South Korea), 2.875%, 8/22/2018	Aa2			5,839,000	5,880,107
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2			1,500,000	1,473,016
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[5]	KRW	5,000,000,000	4,370,354
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	35,000,000	1,983,679
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	126,000,000	6,859,493
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1			4,500,000	4,448,633

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $61,353,190)					56,141,471

MUNICIPAL BONDS - 0.2%
State of California, Transit Impt., G.O. Bond, 2.367%, 4/1/2022 (Identified Cost $1,500,000)	Aa3			1,500,000	1,511,970

U.S. TREASURY SECURITIES - 4.6%
U.S. Treasury Bonds - 3.0%
U.S. Treasury Bond, 6.25%, 5/15/2030				6,100,000	8,663,192
U.S. Treasury Bond, 4.75%, 2/15/2037				6,300,000	8,366,203
U.S. Treasury Bond, 2.50%, 2/15/2045				9,300,000	8,673,703

Total U.S. Treasury Bonds (Identified Cost $26,174,975)					25,703,098

U.S. Treasury Notes - 1.6%
U.S. Treasury Inflation Indexed Note, 0.625%, 7/15/2021 (Identified Cost $13,591,526)				13,087,385	13,451,450

TOTAL U.S. TREASURY SECURITIES (Identified Cost $39,766,501)					39,154,548

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES - 6.9%
Mortgage-Backed Securities - 6.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	376,511	$393,633
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	26,944	27,863
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	39,454	41,570
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	260,432	271,878
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	49,454	52,193
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	445,774	464,692
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	33,570	35,907
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029	107,610	116,461
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	459,483	497,649
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	183,675	204,897
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	167,510	185,598
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	226,855	252,852
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	597,058	678,036
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	235,842	262,932
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039	1,074,847	1,138,080
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041	2,314,169	2,504,011
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044	1,137,423	1,228,448
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044	1,271,771	1,374,380
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046	3,486,520	3,672,492
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046	4,313,637	4,544,384
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	1,058,175	1,139,989
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	98,056	100,597
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	51,287	54,268
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	36,951	39,107
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	27,538	29,244
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	48,538	51,474
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	21,898	23,198
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	258,638	278,218
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	714,187	768,263
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	673,118	728,629
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	197,517	213,711
Freddie Mac, Pool #C91760, 3.50%, 5/1/2034	3,365,648	3,517,423
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,013,827	1,078,730
Freddie Mac, Pool #C91811, 4.00%, 1/1/2035	1,451,809	1,544,784
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	626,999	703,137
Freddie Mac, Pool #C91872, 3.50%, 4/1/2036	3,924,373	4,087,503
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	271,010	301,687
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	312,845	348,022
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	152,965	173,478
Freddie Mac, Pool #A96363, 4.50%, 1/1/2041	3,591,853	3,875,580
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	3,683,410	3,961,894
Freddie Mac, Pool #G07998, 4.50%, 7/1/2044	4,145,382	4,463,893
Freddie Mac, Pool #Q38473, 4.00%, 1/1/2046	5,843,229	6,154,342

Investment Portfolio - September 30, 2017

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT2 / SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #Q40375, 3.50%, 5/1/2046	5,944,250	$6,135,592
Freddie Mac, Pool #G08754, 4.50%, 3/1/2047	1,927,120	2,065,715

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $60,205,447)		59,786,434

SHORT-TERM INVESTMENT - 1.3%
Dreyfus Government Cash Management[10], 0.92%, (Identified Cost $11,500,986)	11,500,986	11,500,986

TOTAL INVESTMENTS - 99.0% (Identified Cost $852,056,669)		853,351,872
OTHER ASSETS, LESS LIABILITIES - 1.0%		8,934,815

NET ASSETS - 100%		$862,286,687

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT SEPTEMBER 30, 2017[11]:
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION
10/17/2017	JPY 1,763,519,588	$17,398,575	$15,686,499	$1,712,076

NET UNREALIZED APPRECIATION				$ 1,712,076

FUTURES CONTRACTS: LONG POSITIONS OPEN AT SEPTEMBER 30, 2017:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED DEPRECIATION
287	Euro-SCHATZ	Eurex	December 2017	38,034,878	$(7,178)
24	Euro-OAT	Eurex	December 2017	4,400,615	(10,812)

TOTAL LONG POSITIONS					(17,990)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2017:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED APPRECIATION
28	Euro-BTP	Eurex	December 2017	(4,466,233)	$17,170
45	Euro-BUND	Eurex	December 2017	(8,563,349)	55,783
578	U.S. Treasury Notes (5 Year)	CBOT	December 2017	(67,915,000)	576,896
487	U.S. Treasury Notes (2 Year)	CBOT	December 2017	(105,047,422)	303,469
270	U.S. Treasury Notes (10 Year)	CBOT	December 2017	(33,834,375)	436,099
184	U.S. Ultra Treasury Bonds (10 Year)	CBOT	December 2017	(24,716,375)	379,130
73	U.S. Ultra Treasury Bonds	CBOT	December 2017	(12,054,125)	229,112

TOTAL SHORT POSITIONS					1,997,659

Investment Portfolio - September 30, 2017

(unaudited)

CBOT - Chicago Board of Trade

CLP - Chilean Peso

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Floating rate security. Rate shown is the rate in effect as of September 30, 2017.

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $203,066,447 or 23.5%, of the Series’ net assets as of September 30, 2017.

5Credit rating has been withdrawn. As of September 30, 2017, there is no rating available (unaudited).

6Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2017.

7Credit ratings from S&P (unaudited).

8Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2017.

9All or a portion of the security has been segregated on the Series’ books and records for open forward foreign currency exchange contracts.

10Rate shown is the current yield as of September 30, 2017.

11The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - September 30, 2017

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$98,940,982	$—	$98,940,982	$—
States and political subdivisions (municipals)	1,511,970	—	1,511,970	—
Corporate debt:
Consumer Discretionary	57,801,508	—	57,801,508	—
Consumer Staples	22,482,458	—	22,482,458	—
Energy	96,016,155	—	96,016,155	—
Financials	216,484,907	—	216,484,907	—
Health Care	22,976,647	—	22,976,647	—
Industrials	34,072,540	—	34,072,540	—
Information Technology	14,141,272	—	14,141,272	—
Materials	32,555,053	—	32,555,053	—
Real Estate	20,882,749	—	20,882,749	—
Telecommunication Services	27,698,245	—	27,698,245	—
Utilities	10,254,977	—	10,254,977	—
Asset-backed securities	86,522,609	—	86,522,609	—
Commercial mortgage-backed securities	43,367,343	—	43,367,343	—
Foreign government bonds	56,141,471	—	56,141,471	—
Mutual fund	11,500,986	11,500,986	—	—
Other financial instruments*:
Forward foreign currency exchange contracts	1,712,076	—	1,712,076	—
Interest rate contracts	1,997,659	1,997,659	—	—

Total assets	857,061,607	13,498,645	843,562,962	—

Liabilities:
Other financial instruments*:
Interest rate contracts	(17,990)	(17,990)	—	—

Total liabilities	(17,990)	(17,990)	—	—

Total	$857,043,617	$13,480,655	$843,562,962	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

*Other financial instruments are futures (Level 1) and forwards (Level 2). Futures and forwards are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2017

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 91.4%
Non-Convertible Corporate Bonds - 91.4%
Consumer Discretionary - 12.0%
Household Durables - 6.6%
Century Communities, Inc.[2], 5.875%, 7/15/2025	B3		$1,710,000	$1,718,550
Meritage Homes Corp., 5.125%, 6/6/2027	Ba2		1,175,000	1,177,937
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 4.375%, 6/15/2019	Ba3		1,675,000	1,710,594
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3		1,300,000	1,391,000
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B3		1,545,000	1,514,100

				7,512,181

Media - 5.4%
CSC Holdings, LLC, 5.25%, 6/1/2024	B2		2,180,000	2,204,525
UPCB Finance IV Ltd. (Netherlands)[2], 5.375%, 1/15/2025	Ba3		2,194,000	2,281,760
VTR Finance B.V. (Chile)[2], 6.875%, 1/15/2024	B1		1,590,000	1,683,651

				6,169,936

Total Consumer Discretionary				13,682,117

Consumer Staples - 3.2%
Food & Staples Retailing - 2.0%
C&S Group Enterprises LLC[2], 5.375%, 7/15/2022	Ba3		2,365,000	2,341,350

Household Products - 1.2%
First Quality Finance Co., Inc.[2], 5.00%, 7/1/2025	B1		1,290,000	1,330,312

Total Consumer Staples				3,671,662

Energy - 25.3%
Energy Equipment & Services - 4.9%
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	B3		1,635,000	1,649,306
McDermott International, Inc.[2], 8.00%, 5/1/2021	B2		2,240,000	2,312,800
Trinidad Drilling Ltd. (Canada)[2], 6.625%, 2/15/2025	Caa1		1,770,000	1,654,950

				5,617,056

Oil, Gas & Consumable Fuels - 20.4%
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/2024	Ba3		2,130,000	2,428,200
Cheniere Energy Partners LP2, 5.25%, 10/1/2025	Ba2		1,670,000	1,707,575
Continental Resources, Inc., 3.80%, 6/1/2024	Ba3		1,295,000	1,249,675
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[3]	1,735,000	1,726,325
Enviva Partners LP - Enviva Partners Finance Corp., 8.50%, 11/1/2021	B2		2,135,000	2,273,775
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[3]	1,680,000	1,768,200
Hilcorp Energy I LP - Hilcorp Finance Co.[2], 5.75%, 10/1/2025	Ba2		2,265,000	2,290,481
PBF Holding Co. LLC - PBF Finance Corp.[2], 7.25%, 6/15/2025	B1		1,255,000	1,283,238
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	Ba2		2,190,000	2,302,238
SemGroup Corp.[2], 6.375%, 3/15/2025	B3		1,560,000	1,528,800
Seven Generations Energy Ltd. (Canada)[2], 5.375%, 9/30/2025	Ba3		1,140,000	1,148,550
Southwestern Energy Co., 6.70%, 1/23/2025	B1		1,285,000	1,304,275

1

Investment Portfolio - September 30, 2017

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp.[2], 5.50%, 9/15/2024	Ba3	$2,250,000	$2,311,875

			23,323,207

Total Energy			28,940,263

Financials - 10.4%
Banks - 3.0%
Popular, Inc., 7.00%, 7/1/2019	B2	3,320,000	3,411,300

Consumer Finance - 1.6%
Navient Corp., 6.125%, 3/25/2024	Ba3	1,770,000	1,824,870

Diversified Financial Services - 2.5%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 6.25%, 2/1/2022	Ba3	1,660,000	1,730,550
LPL Holdings, Inc.[2], 5.75%, 9/15/2025	B2	1,100,000	1,140,370

			2,870,920

Insurance - 0.9%
Radian Group, Inc., 4.50%, 10/1/2024	Ba3	1,000,000	1,020,000

Thrifts & Mortgage Finance - 2.4%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 5.875%, 8/1/2021	Ba3	2,655,000	2,714,738

Total Financials			11,841,828

Health Care - 7.0%
Biotechnology - 1.1%
AMAG Pharmaceuticals, Inc.[2], 7.875%, 9/1/2023	Ba3	1,205,000	1,220,063

Health Care Equipment & Supplies - 1.0%
Hill-Rom Holdings, Inc.[2], 5.00%, 2/15/2025	B1	1,120,000	1,159,200

Health Care Providers & Services - 1.4%
DaVita, Inc., 5.00%, 5/1/2025	Ba3	1,655,000	1,632,724

Pharmaceuticals - 3.5%
Concordia International Corp. (Canada)[2], 7.00%, 4/15/2023	Ca	2,610,000	424,125
Horizon Pharma, Inc. - Horizon Pharma USA, Inc.[2], 8.75%, 11/1/2024	B3	1,650,000	1,728,375
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[2], 5.625%, 10/15/2023	B1	1,940,000	1,811,475

			3,963,975

Total Health Care			7,975,962

Industrials - 13.5%
Aerospace & Defense - 1.7%
Arconic, Inc., 5.87%, 2/23/2022	Ba2	1,785,000	1,954,575

2

Investment Portfolio - September 30, 2017

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 2.0%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	$1,115,000	$1,151,795
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	B1	1,085,000	1,136,537

			2,288,332

Building Products - 1.5%
Airxcel, Inc.[2], 8.50%, 2/15/2022	B2	1,655,000	1,754,466

Commercial Services & Supplies - 1.0%
Covanta Holding Corp., 5.875%, 7/1/2025	B1	1,115,000	1,096,881

Construction & Engineering - 3.0%
Tutor Perini Corp.[2], 6.875%, 5/1/2025	B1	1,715,000	1,860,775
Weekley Homes LLC - Weekley Finance Corp.[2], 6.625%, 8/15/2025	B3	1,620,000	1,567,350

			3,428,125

Machinery - 2.2%
Meritor, Inc., 6.25%, 2/15/2024	B2	1,065,000	1,132,894
Xerium Technologies, Inc., 9.50%, 8/15/2021	B2	1,320,000	1,366,200

			2,499,094

Trading Companies & Distributors - 1.1%
International Lease Finance Corp., 6.25%, 5/15/2019	Baa3	1,170,000	1,243,576

Transportation Infrastructure - 1.0%
Park Aerospace Holdings Ltd. (Ireland)[2], 4.50%, 3/15/2023	Ba3	1,130,000	1,128,429

Total Industrials			15,393,478

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B3	1,780,000	1,699,900

Materials - 6.2%
Chemicals - 2.3%
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[2], 8.375%, 12/1/2022	B3	1,375,000	1,388,750
NOVA Chemicals Corp. (Canada)[2], 4.875%, 6/1/2024	Ba2	1,275,000	1,290,938

			2,679,688

Metals & Mining - 3.9%
Ferroglobe plc - Globe Specialty Metals, Inc.[2], 9.375%, 3/1/2022	B3	1,680,000	1,799,700
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	B2	1,500,000	1,530,000
Techniplas LLC[2], 10.00%, 5/1/2020	Caa2	1,625,000	1,137,500

			4,467,200

Total Materials	7,146,888

3

Investment Portfolio - September 30, 2017

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Real Estate - 2.4%
Equity Real Estate Investment Trusts (REITS) - 2.4%
iStar, Inc., 5.25%, 9/15/2022	B1	$1,675,000	$1,700,125
Starwood Property Trust, Inc., 5.00%, 12/15/2021	Ba3	1,000,000	1,043,750

Total Real Estate			2,743,875

Telecommunication Services - 7.3%
Diversified Telecommunication Services - 7.3%
CenturyLink, Inc., 7.50%, 4/1/2024	Ba3	1,050,000	1,086,970
Frontier Communications Corp., 11.00%, 9/15/2025	B2	1,755,000	1,487,362
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba2	2,245,000	2,334,800
Inmarsat Finance plc (United Kingdom)2, 4.875%, 5/15/2022	Ba2	3,345,000	3,411,900

Total Telecommunication Services			8,321,032

Utilities - 2.6%
Independent Power and Renewable Electricity Producers - 2.6%
Atlantica Yield plc (Spain)[2], 7.00%, 11/15/2019	B2	2,820,000	3,010,350

Total Non-Convertible Corporate Bonds (Identified Cost $103,971,189)			104,427,355

MUTUAL FUNDS - 6.0%
iShares iBoxx $ High Yield Corporate Bond ETF		38,760	3,440,337
SPDR Bloomberg Barclays High Yield Bond ETF		92,122	3,437,993

TOTAL MUTUAL FUNDS (Identified Cost $6,846,813)			6,878,330

SHORT-TERM INVESTMENT - 3.6%
Dreyfus Government Cash Management[4], 0.92%, (Identified Cost $4,123,615)		4,123,615	4,123,615

TOTAL INVESTMENTS - 101.0% (Identified Cost $114,941,617)			115,429,300
LIABILITIES, LESS OTHER ASSETS - (1.0%)			(1,146,791)

NET ASSETS - 100%			$114,282,509

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $58,760,476 or 51.4% of the Series’ net assets as of September 30, 2017.

3Credit rating has been withdrawn. As of September 30, 2017, there is no rating available (unaudited).

4Rate shown is the current yield as of September 30, 2017.

4

Investment Portfolio - September 30, 2017

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Consumer Discretionary	$13,682,117	$—	$13,682,117	$—
Consumer Staples	3,671,662	—	3,671,662	—
Energy	28,940,263	—	28,940,263	—
Financials	11,841,828	—	11,841,828	—
Health Care	7,975,962	—	7,975,962	—
Industrials	15,393,478	—	15,393,478	—
Information Technology	1,699,900	—	1,699,900	—
Materials	7,146,888	—	7,146,888	—
Real Estate	2,743,875	—	2,743,875	—
Telecommunication Services	8,321,032	—	8,321,032	—
Utilities	3,010,350	—	3,010,350	—
Mutual funds	11,001,945	11,001,945	—	—

Total assets	$115,429,300	$11,001,945	$104,427,355	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2017

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 98.5%
Consumer Discretionary - 12.4%
Diversified Consumer Services - 3.1%
Fu Shou Yuan International Group Ltd. (China)[1]	4,414,000	$2,916,275

Hotels, Restaurants & Leisure - 0.5%
AmRest Holdings S.E. (Poland)*[1]	5,140	511,324

Internet & Direct Marketing Retail - 0.9%
MakeMyTrip Ltd. (India)*	30,595	879,606

Media - 5.3%
Dish TV India Ltd. (India)*[1]	1,718,500	1,969,943
Megacable Holdings S.A.B. de C.V. (Mexico)	522,300	2,175,533
Surya Citra Media Tbk PT (Indonesia)[1]	5,377,700	874,584

		5,020,060

Textiles, Apparel & Luxury Goods - 2.6%
ANTA Sports Products Ltd. (China)[1]	575,000	2,418,039

Total Consumer Discretionary		11,745,304

Consumer Staples - 21.0%
Beverages - 7.2%
Ambev S.A. - ADR (Brazil)	476,690	3,141,387
Cia Cervecerias Unidas S.A. - ADR (Chile)	73,125	1,969,256
Fomento Economico Mexicano S.A.B. de C.V. - ADR (Mexico)	17,710	1,691,836

		6,802,479

Food Products - 8.5%
Adecoagro S.A. (Argentina)*	146,420	1,581,336
Gruma S.A.B de C.V. - Class B (Mexico)	209,120	3,071,113
Sao Martinho S.A. (Brazil)	285,920	1,610,537
Tiger Brands Ltd. (South Africa)[1]	65,490	1,825,888

		8,088,874

Tobacco - 5.3%
Gudang Garam Tbk PT (Indonesia)[1]	520,340	2,543,205
KT&G Corp. (South Korea)[1]	26,580	2,452,823

		4,996,028

Total Consumer Staples		19,887,381

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Cosan S.A. Industria e Comercio (Brazil)	169,390	1,931,821

Financials - 7.7%
Banks - 4.0%
ICICI Bank Ltd. - ADR (India)	353,683	3,027,527
IDFC Bank Ltd. (India)[1]	880,050	760,783

		3,788,310

1

Investment Portfolio - September 30, 2017

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Capital Markets - 1.7%
JSE Ltd. (South Africa)[1]	172,470	$1,577,724

Consumer Finance - 1.2%
Gentera S.A.B. de C.V. (Mexico)	707,560	1,146,239

Diversified Financial Services - 0.8%
IDFC Ltd. (India)[1]	880,050	796,586

Total Financials		7,308,859

Health Care - 8.4%
Health Care Equipment & Supplies - 3.6%
Ginko International Co. Ltd. (Taiwan)[1]	222,470	1,523,751
St. Shine Optical Co. Ltd. (Taiwan)[1]	91,880	1,949,740

		3,473,491

Health Care Providers & Services - 4.8%
Apollo Hospitals Enterprise Ltd. (India)[1]	105,674	1,628,348
Fortis Healthcare Ltd. (India)*[1]	959,730	2,120,017
Siloam International Hospitals Tbk PT (Indonesia)*[1]	1,043,600	774,933

		4,523,298

Total Health Care		7,996,789

Industrials - 10.9%
Aerospace & Defense - 4.6%
Korea Aerospace Industries Ltd. (South Korea)[1]	65,326	2,495,986
LIG Nex1 Co. Ltd. (South Korea)[1]	29,200	1,855,992

		4,351,978

Electrical Equipment - 1.9%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,840,338

Transportation Infrastructure - 4.4%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V (Mexico)	159,985	884,969
Grupo Aeroportuario del Pacifico S.A.B. de C.V - ADR (Mexico)	8,585	880,220
Malaysia Airports Holdings Berhad (Malaysia)[1]	1,166,200	2,347,590

		4,112,779

Total Industrials		10,305,095

Information Technology - 19.7%
Electronic Equipment, Instruments & Components - 1.2%
China Railway Signal & Communication Corp. Ltd. - Class H (China)[1,2]	1,460,000	1,097,685

Internet Software & Services - 8.7%
Alibaba Group Holding Ltd. - ADR (China)*	18,980	3,278,036
NetEase, Inc. - ADR (China)	3,885	1,024,902
Tencent Holdings Ltd. - Class H (China)[1]	89,300	3,904,258

		8,207,196

2

Investment Portfolio - September 30, 2017

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 4.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	115,130	$4,323,131

Technology Hardware, Storage & Peripherals - 5.2%
Samsung Electronics Co. Ltd. (South Korea)[1]	2,210	4,972,994

Total Information Technology		18,601,006

Materials - 8.3%
Chemicals - 2.0%
LG Chem Ltd. (South Korea)[1]	5,505	1,891,255

Metals & Mining - 5.0%
Cia de Minas Buenaventura S.A.A. - ADR (Peru)	173,845	2,223,478
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)	811,240	2,484,506

		4,707,984

Paper & Forest Products - 1.3%
Duratex S.A. (Brazil)	414,700	1,242,601

Total Materials		7,841,840

Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Pakuwon Jati Tbk PT (Indonesia)[1]	32,409,200	1,470,321

Telecommunication Services - 6.5%
Diversified Telecommunication Services - 0.6%
Link Net Tbk PT (Indonesia)[1]	1,442,700	554,308

Wireless Telecommunication Services - 5.9%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	200,135	3,552,396
XL Axiata Tbk PT (Indonesia)*[1]	7,423,865	2,062,719

		5,615,115

Total Telecommunication Services		6,169,423

TOTAL COMMON STOCKS (Identified Cost $82,541,898)		93,257,839

SHORT-TERM INVESTMENT - 1.4%

Dreyfus Government Cash Management[3], 0.92%, (Identified Cost $1,306,509)	1,306,509	1,306,509

TOTAL INVESTMENTS - 99.9% (Identified Cost $83,848,407)		94,564,348
OTHER ASSETS, LESS LIABILITIES - 0.1%		79,186

NET ASSETS - 100%		$94,643,534

ADR - American Depositary Receipt

3

Investment Portfolio - September 30, 2017

(unaudited)

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,097,685 or 1.2% of the Series’ net assets as of September 30, 2017.

3Rate shown is the current yield as of September 30, 2017.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Mexico 16.8%; China 15.5%; South Korea 14.4%; India 11.8%; Taiwan 10.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$11,745,304	$3,055,139	$8,690,165	$—
Consumer Staples	19,887,381	13,065,465	6,821,916	—
Energy	1,931,821	1,931,821	—	—
Financials	7,308,859	4,173,766	3,135,093	—
Health Care	7,996,789	—	7,996,789	—
Industrials	10,305,095	1,765,189	8,539,906	—
Information Technology	18,601,006	8,626,069	9,974,937	—
Materials	7,841,840	5,950,585	1,891,255	—
Real Estate	1,470,321	—	1,470,321	—
Telecommunication Services	6,169,423	3,552,396	2,617,027	—
Mutual fund	1,306,509	1,306,509	—	—

Total assets	$94,564,348	$43,426,939	$51,137,409	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 22.2%
Non-Convertible Corporate Bonds - 22.2%
Consumer Discretionary - 2.1%
Auto Components - 0.2%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	A3	430,000	$458,004

Household Durables - 0.7%
Century Communities, Inc. (United States)[3], 5.875%, 7/15/2025	B3	140,000	140,700
Meritage Homes Corp. (United States), 5.125%, 6/6/2027	Ba2	90,000	90,225
NVR, Inc. (United States), 3.95%, 9/15/2022	Baa2	640,000	668,160
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc. (United States), 4.375%, 6/15/2019	Ba3	135,000	137,869
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc. (United States), 5.875%, 6/15/2024	Ba3	70,000	74,900
Weekley Homes LLC - Weekley Finance Corp. (United States), 6.00%, 2/1/2023	B3	115,000	112,700

			1,224,554

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (United States)[3], 3.15%, 8/22/2027	Baa1	350,000	352,499

Media - 0.8%
Comcast Corp. (United States), 4.40%, 8/15/2035	A3	439,000	475,958
CSC Holdings, LLC (United States), 5.25%, 6/1/2024	B2	180,000	182,025
Discovery Communications LLC (United States), 3.95%, 3/20/2028	Baa3	520,000	516,273
UPCB Finance IV Ltd. (Netherlands)[3], 5.375%, 1/15/2025	Ba3	200,000	208,000

			1,382,256

Multiline Retail - 0.2%
Dollar General Corp. (United States), 3.25%, 4/15/2023	Baa2	390,000	398,580

Total Consumer Discretionary			3,815,893

Consumer Staples - 1.2%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A3	610,000	959,709
PepsiCo, Inc. (United States), 3.10%, 7/17/2022	A1	370,000	384,075

			1,343,784

Food & Staples Retailing - 0.4%
C&S Group Enterprises LLC (United States)[3], 5.375%, 7/15/2022	Ba3	180,000	178,200
CVS Health Corp. (United States), 3.50%, 7/20/2022	Baa1	560,000	582,555

			760,755

Household Products - 0.1%
First Quality Finance Co., Inc. (United States)[3], 5.00%, 7/1/2025	B1	100,000	103,125

Total Consumer Staples			2,207,664

1

Investment Portfolio - September 30, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 3.0%
Energy Equipment & Services - 0.3%
Jonah Energy LLC - Jonah Energy Finance Corp. (United States) [3], 7.25%, 10/15/2025	B3		130,000	$131,138
McDermott International, Inc. (United States)[3], 8.00%, 5/1/2021	B2		175,000	180,688
Trinidad Drilling Ltd. (Canada)[3], 6.625%, 2/15/2025	Caa1		135,000	126,225

				438,051

Oil, Gas & Consumable Fuels - 2.7%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A1		760,000	784,082
Cheniere Corpus Christi Holdings, LLC (United States), 7.00%, 6/30/2024	Ba3		140,000	159,600
Cheniere Energy Partners LP (United States)[3], 5.25%, 10/1/2025	Ba2		130,000	132,925
Columbia Pipeline Group, Inc. (United States), 4.50%, 6/1/2025	Baa2		390,000	416,647
ConocoPhillips Co. (United States), 3.35%, 5/15/2025	Baa1		400,000	409,120
Continental Resources, Inc. (United States), 3.80%, 6/1/2024	Ba3		100,000	96,500
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[4]	135,000	134,325
Enbridge, Inc. (Canada), 3.70%, 7/15/2027	Baa2		350,000	354,850
Enviva Partners LP - Enviva Partners Finance Corp. (United States), 8.50%, 11/1/2021	B2		165,000	175,725
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[4]	130,000	136,825
Hilcorp Energy I LP - Hilcorp Finance Co. (United States)[3], 5.75%, 10/1/2025	Ba2		180,000	182,025
Kinder Morgan Energy Partners LP (United States), 4.30%, 5/1/2024	Baa3		820,000	853,302
PBF Holding Co. LLC - PBF Finance Corp. (United States)[3], 7.25%, 6/15/2025	B1		100,000	102,250
Petroleos Mexicanos (Mexico), 6.875%, 8/4/2026	Baa3		325,000	369,688
Rockies Express Pipeline, LLC (United States)[3], 5.625%, 4/15/2020	Ba2		175,000	183,969
SemGroup Corp. (United States)[3], 6.375%, 3/15/2025	B3		120,000	117,600
Seven Generations Energy Ltd. (Canada)[3], 5.375%, 9/30/2025	Ba3		90,000	90,675
Southwestern Energy Co. (United States), 6.70%, 1/23/2025	B1		100,000	101,500
Tallgrass Energy Partners LP - Tallgrass Energy Finance Corp. (United States)[3], 5.50%, 9/15/2024	Ba3		180,000	184,950

				4,986,558

Total Energy				5,424,609

Financials - 7.0%
Banks - 4.1%
Asian Development Bank (Supranational), 1.00%, 8/16/2019	Aaa		1,000,000	988,532
Banco Santander S.A. (Spain)[5], 4.00%, 4/7/2020	Aa2		EUR 100,000	130,695
Banco Santander S.A. (Spain), 3.50%, 4/11/2022	Baa1		600,000	614,468
Bank of America Corp. (United States), 4.00%, 1/22/2025	Baa3		595,000	615,701
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3		310,000	383,910

2

Investment Portfolio - September 30, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
BNP Paribas Home Loan Covered Bonds S.A. (France)[5], 3.75%, 4/20/2020	AAA	[6]	EUR 50,000	$65,229
Citigroup, Inc. (United States), 3.875%, 3/26/2025	Baa3		800,000	818,547
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		380,000	387,918
JPMorgan Chase & Co. (United States)[7], (3 mo. LIBOR US + 0.935%), 2.776%, 4/25/2023	A3		775,000	779,207
Lloyds Banking Group plc (United Kingdom), 4.582%, 12/10/2025	Baa1		787,000	826,951
Popular, Inc. (United States), 7.00%, 7/1/2019	B2		260,000	267,150
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa		CAD 1,995,000	1,615,922

				7,494,230

Capital Markets - 0.9%
The Goldman Sachs Group, Inc. (United States), 4.25%, 10/21/2025	Baa2		390,000	406,592
Morgan Stanley (United States)[8], (3 mo. LIBOR US + 1.220%), 2.532%, 5/8/2024	A3		600,000	607,513
Morgan Stanley (United States), 5.00%, 11/24/2025	Baa2		550,000	602,786

				1,616,891

Consumer Finance - 0.1%
Navient Corp. (United States), 6.125%, 3/25/2024	Ba3		145,000	149,495

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Netherlands), 4.50%, 5/15/2021	Baa3		765,000	809,395
E*TRADE Financial Corp. (United States), 2.95%, 8/24/2022	Baa3		350,000	350,778
Icahn Enterprises LP - Icahn Enterprises Finance Corp. (United States), 6.25%, 2/1/2022	Ba3		135,000	140,737
LPL Holdings, Inc. (United States)[3], 5.75%, 9/15/2025	B2		85,000	88,120

				1,389,030

Insurance - 1.1%
American International Group, Inc. (United States), 4.125%, 2/15/2024	Baa1		570,000	605,304
Assured Guaranty US Holdings, Inc. (United States), 5.00%, 7/1/2024	Baa2		925,000	1,007,913
Prudential Financial, Inc. (United States)[7], (3 mo. LIBOR US + 4.175%), 5.875%, 9/15/2042	Baa2		370,000	409,775

				2,022,992

Thrifts & Mortgage Finance - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp. (United States)[3], 5.875%, 8/1/2021	Ba3		215,000	219,838

Total Financials				12,892,476

Health Care - 1.7%
Biotechnology - 0.3%
AbbVie, Inc. (United States), 1.80%, 5/14/2018	Baa2		390,000	390,542

3

Investment Portfolio - September 30, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Biotechnology (continued)
AMAG Pharmaceuticals, Inc. (United States)[3], 7.875%, 9/1/2023	Ba3	100,000	$101,250

			491,792

Health Care Equipment & Supplies - 0.0%##
Hill-Rom Holdings, Inc. (United States)[3], 5.00%, 2/15/2025	B1	90,000	93,150

Health Care Providers & Services - 1.3%
DaVita, Inc. (United States), 5.00%, 5/1/2025	Ba3	130,000	128,250
Express Scripts Holding Co. (United States), 3.50%, 6/15/2024	Baa2	375,000	380,499
FMC Finance VIII S.A. (Germany)[3,5], 6.50%, 9/15/2018	Baa3	EUR 1,540,000	1,931,445

			2,440,194

Pharmaceuticals - 0.1%
Concordia International Corp. (Canada)[3], 7.00%, 4/15/2023	Ca	190,000	30,875
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC (United States)[3], 5.625%, 10/15/2023	B1	155,000	144,731

			175,606

Total Health Care			3,200,742

Industrials - 1.8%
Aerospace & Defense - 0.1%
Arconic, Inc. (United States), 5.87%, 2/23/2022	Ba2	140,000	153,300

Airlines - 0.2%
Allegiant Travel Co. (United States), 5.50%, 7/15/2019	B1	95,000	98,135
American Airlines Group, Inc. (United States)[3], 5.50%, 10/1/2019	B1	85,000	89,037
Southwest Airlines Co. (United States), 2.65%, 11/5/2020	A3	140,000	141,871

			329,043

Building Products - 0.1%
Airxcel, Inc. (United States)[3], 8.50%, 2/15/2022	B2	135,000	143,113

Commercial Services & Supplies - 0.0%##
Covanta Holding Corp. (United States), 5.875%, 7/1/2025	B1	90,000	88,537

Construction & Engineering - 0.4%
Fluor Corp. (United States), 3.50%, 12/15/2024	Baa1	380,000	391,492
Tutor Perini Corp. (United States)[3], 6.875%, 5/1/2025	B1	135,000	146,475
Weekley Homes LLC - Weekley Finance Corp. (United States)[3], 6.625%, 8/15/2025	B3	130,000	125,775

			663,742

Industrial Conglomerates - 0.9%
General Electric Co. (United States)[8], (3 mo. LIBOR US + 0.380%), 1.692%, 5/5/2026	A1	855,000	833,741

4

Investment Portfolio - September 30, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022	A1	760,000	$776,405

			1,610,146

Machinery - 0.1%
Meritor Inc. (United States), 6.25%, 2/15/2024	B2	85,000	90,419
Xerium Technologies, Inc. (United States), 9.50%, 8/15/2021	B2	100,000	103,500

			193,919

Trading Companies & Distributors - 0.0%##
International Lease Finance Corp. (United States), 6.25%, 5/15/2019	Baa3	95,000	100,974

Transportation Infrastructure - 0.0%##
Park Aerospace Holdings Ltd. (Ireland)[3], 4.50%, 3/15/2023	Ba3	75,000	74,896

Total Industrials			3,357,670

Information Technology - 1.0%
Internet Software & Services - 0.4%
Activision Blizzard, Inc. (United States), 3.40%, 6/15/2027	Baa2	760,000	763,635

IT Services - 0.5%
Automatic Data Processing, Inc. (United States), 2.25%, 9/15/2020	Aa3	380,000	383,723
Visa, Inc. (United States), 2.80%, 12/14/2022	A1	565,000	577,738

			961,461

Semiconductors & Semiconductor Equipment - 0.1%
MagnaChip Semiconductor Corp. (South Korea), 6.625%, 7/15/2021	B3	145,000	138,475

Total Information Technology			1,863,571

Materials - 1.8%
Chemicals - 0.5%
The Dow Chemical Co. (United States), 8.55%, 5/15/2019	Baa2	330,000	364,387
Kissner Holdings LP - Kissner Milling Co. Ltd. - BSC Holding, Inc. - Kissner USA (Canada)[3] , 8.375%, 12/1/2022	B3	115,000	116,150
NOVA Chemicals Corp. (Canada)[3], 4.875%, 6/1/2024	Ba2	100,000	101,250
Solvay Finance America LLC (Belgium)[3], 3.40%, 12/3/2020	Baa2	380,000	392,158

			973,945

Metals & Mining - 1.1%
Anglo American Capital plc (United Kingdom)[3], 4.00%, 9/11/2027	Baa3	695,000	686,889
Corp Nacional del Cobre de Chile (Chile)[3], 3.625%, 8/1/2027	A3	695,000	692,456
Southern Copper Corp. (Peru), 3.875%, 4/23/2025	Baa2	461,000	476,156
Techniplas LLC (United States)[3], 10.00%, 5/1/2020	Caa2	125,000	87,500

			1,943,001

5

Investment Portfolio - September 30, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.2%
Domtar Corp. (United States), 4.40%, 4/1/2022	Baa3		390,000	$406,070

Total Materials				3,323,016

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITS) - 0.8%
American Tower Corp. (United States), 3.30%, 2/15/2021	Baa3		770,000	788,998
Crown Castle Towers LLC (United States)[3], 6.113%, 1/15/2020	A2		270,000	288,491
Crown Castle Towers LLC (United States)[3], 4.883%, 8/15/2020	A2		90,000	95,335
Crown Castle Towers LLC (United States)[3], 3.222%, 5/15/2022	A2		150,000	152,904
iStar, Inc. (United States), 5.25%, 9/15/2022	B1		135,000	137,025

Total Real Estate				1,462,753

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc. (United States), 3.90%, 8/14/2027	Baa1		700,000	701,363
CenturyLink, Inc. (United States), 7.50%, 4/1/2024	Ba3		90,000	93,169
Frontier Communications Corp. (United States), 11.00%, 9/15/2025	B2		135,000	114,412
Hughes Satellite Systems Corp. (United States), 5.25%, 8/1/2026	Ba2		185,000	192,400
Inmarsat Finance plc (United Kingdom)[3], 4.875%, 5/15/2022	Ba2		260,000	265,200
Verizon Communications, Inc. (United States), 4.125%, 3/16/2027	Baa1		900,000	939,072

				2,305,616

Wireless Telecommunication Services - 0.1%
SBA Tower Trust (United States)[3], 3.598%, 4/10/2018	Baa3		170,000	169,865

Total Telecommunication Services				2,475,481

Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield plc (Spain)[3], 7.00%, 11/15/2019	B2		200,000	213,500

Water Utilities - 0.4%
American Water Capital Corp. (United States), 2.95%, 9/1/2027	A3		700,000	697,421

Total Utilities				910,921

TOTAL CORPORATE BONDS (Identified Cost $40,844,310)				40,934,796

ASSET-BACKED SECURITIES - 2.3%

BMW Vehicle Owner Trust, Series 2016-A, Class A3 (United States), 1.16%, 11/25/2020	Aaa		500,000	496,958
CarMax Auto Owner Trust, Series 2016-4, Class A2 (United States), 1.21%, 11/15/2019	Aaa		305,384	305,048
Chase Issuance Trust, Series 2015-A5, Class A5 (United States), 1.36%, 4/15/2020	AAA	[6]	500,000	499,767

6

Investment Portfolio - September 30, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (United States)[3], 1.99%, 5/15/2029	Aaa		250,000	$250,191
GM Financial Automobile Leasing Trust, Series 2015-2, Class A3 (United States), 1.68%, 12/20/2018	Aaa		309,463	309,679
Home Partners of America Trust, Series 2016-1, Class A (United States)[3,8], (1 mo. LIBOR US + 1.650%), 2.884%, 3/17/2033	Aaa		274,254	277,169
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2 (United States), 1.04%, 4/18/2019	AAA	[6]	337,672	337,189
Mercedes-Benz Auto Lease Trust, Series 2016-B, Class A3 (United States), 1.35%, 8/15/2019	Aaa		450,000	448,768
Navient Student Loan Trust, Series 2016-3A, Class A1 (United States)[3,8], (1 mo. LIBOR US + 0.600%), 1.837%, 6/25/2065	AAA	[6]	201,370	201,855
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A (United States)[3], 1.75%, 7/25/2040	AAA	[6]	417,282	416,926
South Carolina Student Loan Corp., Series 2005, Class A3 (United States)[8], (3 mo. LIBOR US + 0.140%), 1.456%, 12/1/2023	Aaa		274,152	274,547
Tricon American Homes Trust, Series 2016-SFR1, Class A (United States)[3], 2.589%, 11/17/2033	Aaa		400,000	397,723

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,215,552)				4,215,820

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1[9], 1.685%, 10/25/2021	Aaa		3,946,552	202,843
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2[9], 3.32%, 2/25/2023	Aaa		860,000	901,291
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[9], 0.321%, 4/25/2023	Aaa		22,569,340	228,679
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1[9], 1.686%, 10/25/2018	Aaa		5,670,253	72,517
New Residential Mortgage Loan Trust 2016-4A, Class A1 (United States)[3,9], 3.75%, 11/25/2056	AAA	[6]	206,055	212,653
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1 (United States)[3,9], 3.75%, 8/25/2055	Aaa		158,754	164,164
SBA Small Business Investment Companies, Series 2015-10A, Class 1 (United States), 2.517%, 3/10/2025	Aaa		235,271	236,703
Towd Point Mortgage Trust, Series 2016-5, Class A1 (United States) [3,9], 2.50%, 10/25/2056	Aaa		389,167	388,773

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,232,197)				2,407,623

FOREIGN GOVERNMENT BONDS - 46.4%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa		AUD 600,000	499,004
Australia Government Bond (Australia), 3.25%, 4/21/2025	Aaa		AUD 1,700,000	1,384,592

7

Investment Portfolio - September 30, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]			PRINCIPAL AMOUNT[2]	VALUE

FOREIGN GOVERNMENT BONDS (continued)
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	Ba2		BRL	1,500,000	$498,265
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2			600,000	606,000
Bundesrepublik Deutschland (Germany)[5], 1.50%, 9/4/2022	Aaa		EUR	3,000,000	3,863,430
Bundesrepublik Deutschland (Germany)[5], 1.00%, 8/15/2024	Aaa		EUR	2,525,000	3,191,390
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa		CAD	2,485,000	2,052,328
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa		CAD	2,500,000	2,094,210
Chile Government (Chile), 5.50%, 8/5/2020	Aa3		CLP	700,000,000	1,160,422
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa2			1,500,000	1,501,050
French Republic Government Bond OAT (France)[5] , 0.00%, 5/25/2022	Aa2		EUR	3,800,000	4,525,961
French Republic Government Bond OAT (France)[5] , 0.25%, 11/25/2026	Aa2		EUR	3,800,000	4,324,679
Ireland Government Bond (Ireland)[5], 0.80%, 3/15/2022	A2		EUR	2,000,000	2,463,775
Ireland Government Bond (Ireland)[5], 3.90%, 3/20/2023	A2		EUR	750,000	1,072,214
Italy Buoni Poliennali Del Tesoro (Italy)[5], 1.45%, 9/15/2022	Baa2		EUR	500,000	608,143
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	Baa2		EUR	975,000	1,134,743
Japan Government Two Year Bond (Japan)[5] , 0.10%, 10/15/2018	A1		JPY	150,000,000	1,336,196
The Korea Development Bank (South Korea), 1.375%, 9/12/2019	Aa2			2,200,000	2,160,424
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[4]	KRW	5,700,000,000	4,982,204
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3		MXN	78,000,000	4,285,460
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	57,500,000	3,258,902
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	71,000,000	3,874,744
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	64,000,000	3,484,187
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	6,500,000	378,306
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,391,850
Spain Government Bond (Spain)[3,5], 4.00%, 4/30/2020	Baa2		EUR	2,740,000	3,583,924
Spain Government Bond (Spain)[3,5], 5.40%, 1/31/2023	Baa2		EUR	6,505,000	9,677,158
Spain Government Bond (Spain)[3,5], 1.60%, 4/30/2025	Baa2		EUR	3,700,000	4,549,098
Svensk Exportkredit AB (Sweden), 1.125%, 8/28/2019	Aa1			2,000,000	1,977,171
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa2		GBP	2,610,000	3,568,366
United Kingdom Gilt (United Kingdom), 1.75%, 9/7/2022	Aa2		GBP	2,800,000	3,927,999

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $88,061,610)					85,416,195

U.S. TREASURY SECURITIES - 13.8%
U.S. Treasury Bonds - 5.1%
U.S. Treasury Bond, 6.25%, 5/15/2030				2,600,000	3,692,508
U.S. Treasury Bond, 4.75%, 2/15/2037				1,400,000	1,859,156
U.S. Treasury Bond, 2.50%, 2/15/2045				2,600,000	2,424,906
U.S. Treasury Inflation Indexed Bond, 0.75%, 2/15/2042				1,413,720	1,365,787

Total U.S. Treasury Bonds (Identified Cost $9,474,700)					9,342,357

U.S. Treasury Notes - 8.7%
U.S. Treasury Floating Rate Note [8] , (3 mo. US Treasury Bill Yield + 0.272%), 1.325%, 1/31/2018				2,930,000	2,932,732

8

Investment Portfolio - September 30, 2017

(unaudited)

GLOBAL FIXED INCOME SERIES	SHARES	VALUE

U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	961,667	$966,384
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2023	1,320,323	1,316,994
U.S. Treasury Note, 0.75%, 4/15/2018	1,440,000	1,436,175
U.S. Treasury Note, 1.375%, 4/30/2020	5,160,000	5,134,200
U.S. Treasury Note, 1.75%, 4/30/2022	4,220,000	4,193,790

Total U.S. Treasury Notes (Identified Cost $16,174,703)		15,980,275

TOTAL U.S. TREASURY SECURITIES (Identified Cost $25,649,403)		25,322,632

U.S. GOVERNMENT AGENCIES - 7.3%
Mortgage-Backed Securities - 2.7%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	600,574	638,275
Fannie Mae, Pool #735500, 5.50%, 5/1/2035	669,556	750,410
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026	914,904	956,479
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	678,316	721,741
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	890,568	929,245
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	912,743	1,016,705

Total Mortgage-Backed Securities (Identified Cost $4,914,728)		5,012,855

Other Agencies - 4.6%
Fannie Mae, 2.625%, 9/6/2024	6,979,000	7,139,433
Freddie Mac, 2.375%, 1/13/2022	1,218,000	1,239,611

Total Other Agencies (Identified Cost $8,644,722)		8,379,044

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $13,559,450)		13,391,899

SHORT-TERM INVESTMENT - 3.9%
Dreyfus Government Cash Management[10] , 0.92%, (Identified Cost $7,198,066)	7,198,066	7,198,066

TOTAL INVESTMENTS - 97.2% (Identified Cost $181,760,588)		178,887,031
OTHER ASSETS, LESS LIABILITIES - 2.8%		5,081,228

NET ASSETS - 100%		$183,968,259

9

Investment Portfolio - September 30, 2017

(unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT SEPTEMBER 30, 2017[11] :
SETTLEMENT DATE	CONTRACTS TO DELIVER		IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
10/17/2017	JPY	151,158,821	$1,484,423	$1,344,557	$139,866

10/17/2017	EUR	17,600,000	$20,749,520	$20,833,498	(83,978)

NET UNREALIZED APPRECIATION					$55,888

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

SGD - Singapore Dollar

##Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $32,197,649 or 17.5% of the Series’ net assets as of September 30, 2017.

4Credit rating has been withdrawn. As of September 30, 2017, there is no rating available (unaudited).

5All or a portion of the security has been segregated on the Series’ books and records for open forward foreign currency exchange contracts.

6Credit ratings from S&P (unaudited).

7Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2017.

8Floating rate security. Rate shown is the rate in effect as of September 30, 2017.

9Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2017.

10Rate shown is the current yield as of September 30, 2017.

11The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 38.6%; Spain 10.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

10

Investment Portfolio - September 30, 2017

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$38,714,531	$—	$38,714,531	$—
Corporate debt:
Consumer Discretionary	3,815,893	—	3,815,893	—
Consumer Staples	2,207,664	—	2,207,664	—
Energy	5,424,609	—	5,424,609	—
Financials	12,892,476	—	12,892,476	—
Health Care	3,200,742	—	3,200,742	—
Industrials	3,357,670	—	3,357,670	—
Information Technology	1,863,571	—	1,863,571	—
Materials	3,323,016	—	3,323,016	—
Real Estate	1,462,753	—	1,462,753	—
Telecommunication Services	2,475,481	—	2,475,481	—
Utilities	910,921	—	910,921	—
Asset-backed securities	4,215,820	—	4,215,820	—
Commercial mortgage-backed securities	2,407,623	—	2,407,623	—
Foreign government bonds	85,416,195	—	85,416,195	—
Mutual fund	7,198,066	7,198,066	—	—

Other financial instruments*
Forward foreign currency exchange contracts	139,866	—	139,866	—

Total assets	179,026,897	7,198,066	171,828,831	—

Liabilities:
Other financial instruments*:
Forward foreign currency exchange contracts	(83,978)	—	(83,978)	—

Total liabilities	(83,978)	—	(83,978)	—

Total	$178,942,919	$7,198,066	$171,744,853	$—

There were no Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

*Other financial instruments are forwards (Level 2). Forwards are valued at the unrealized appreciation/depreciation on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

11

Investment Portfolio - September 30, 2017

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - September 30, 2017

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,482,585	$14,692,414
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	220,332	3,635,478
Manning & Napier Fund, Inc. - Equity Income Series, Class I	274,132	3,229,273
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	96,181	856,013
Manning & Napier Fund, Inc. - Real Estate Series, Class I	306,319	2,285,139
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	421,737	3,972,760

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $28,188,799)		28,671,077
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(4,664)

NET ASSETS - 100%		$28,666,413

*Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$28,671,077	$28,671,077	$—	$—

Total assets:	$28,671,077	$28,671,077	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

1

Investment Portfolio - September 30, 2017

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers during the nine months ended September 30, 2017 is set forth below

STRATEGIC INCOME CONSERVATIVE SERIES	VALUE AT 12/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 9/30/17	SHARES HELD AT 9/30/17	DIVIDEND INCOME 1/1/17 THROUGH 9/30/17	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/17 THROUGH 9/30/17
Manning & Napier Core Bond Series - Class I	$11,553,580	$4,551,661	$1,599,244	$14,692,414	1,482,585	$190,672	$(1,962)
Manning & Napier Disciplined Value Series - Class I	2,608,434	1,050,383	369,056	3,635,478	220,332	45,513	(14,354)
Manning & Napier Equity Income Series - Class I	2,400,759	962,851	338,302	3,229,273	274,132	40,642	43,224
Manning & Napier High Yield Bond Series - Class I	661,857	262,596	92,264	856,013	96,181	32,846	(4,184)
Manning & Napier Real Estate Series - Class I	1,712,176	700,256	246,037	2,285,139	306,319	—	(49,726)
Manning & Napier Unconstrained Bond Series - Class I	3,124,973	1,225,447	430,566	3,972,760	421,737	56,841	(8,474)

	$22,061,779	$8,753,194	$3,075,469	$28,671,077		$366,514	$(35,476)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2017

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,046,586	$10,371,666
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	438,171	7,229,819
Manning & Napier Fund, Inc. - Equity Income Series, Class I	566,572	6,674,222
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	173,217	1,541,633
Manning & Napier Fund, Inc. - Real Estate Series, Class I	332,204	2,478,244
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	325,140	3,062,818

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $30,234,714)		31,358,402
LIABILITIES, LESS OTHER ASSETS - (0.0%)*		(7,172)

NET ASSETS - 100%		$31,351,230

*Less than (0.1%).

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$31,358,402	$31,358,402	$—	$—

Total assets:	$31,358,402	$31,358,402	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

1

Investment Portfolio - September 30, 2017

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers during the nine months ended September 30, 2017 is set forth below

STRATEGIC INCOME MODERATE SERIES	VALUE AT 12/31/16	PURCHASE COST	SALES PROCEEDS	VALUE AT 9/30/17	SHARES HELD AT 9/30/17	DIVIDEND INCOME 1/1/17 THROUGH 9/30/17	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/17 THROUGH 9/30/17
Manning & Napier Core Bond Series - Class I	$7,847,955	$3,365,858	$979,458	$10,371,666	1,046,586	$139,815	$2,055
Manning & Napier Disciplined Value Series - Class I	4,968,804	2,177,908	633,767	7,229,819	438,171	94,207	(40,556)
Manning & Napier Equity Income Series - Class I	4,762,488	2,078,912	604,959	6,674,222	566,572	86,280	31,661
Manning & Napier High Yield Bond Series - Class I	1,146,151	494,979	144,038	1,541,633	173,217	61,597	(3,390)
Manning & Napier Real Estate Series - Class I	1,780,911	791,967	230,461	2,478,244	332,204	—	(56,389)
Manning & Napier Unconstrained Bond Series - Class I	2,318,565	989,958	288,076	3,062,818	325,140	45,977	(5,310)

	$22,824,874	$9,899,582	$2,880,759	$31,358,402		$427,876	$(71,929)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2017

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 95.4%
Consumer Discretionary - 5.6%
Multiline Retail - 2.1%
Dollar General Corp	22,175	$1,797,284

Specialty Retail - 2.4%
Dick’s Sporting Goods, Inc.	37,645	1,016,791
O’Reilly Automotive, Inc.*	4,550	979,934

		1,996,725

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. - Class B	17,880	927,078

Total Consumer Discretionary		4,721,087

Consumer Staples - 4.8%
Beverages - 2.6%
Diageo plc (United Kingdom)[1]	48,350	1,590,012
PepsiCo, Inc	5,260	586,122

		2,176,134

Food Products - 2.2%
Campbell Soup Co.	23,210	1,086,692
J&J Snack Foods Corp	6,250	820,625

		1,907,317

Total Consumer Staples		4,083,451

Energy - 13.4%
Oil, Gas & Consumable Fuels - 13.4%
BP plc - ADR (United Kingdom)	50,610	1,944,942
Chevron Corp.	16,380	1,924,650
ConocoPhillips	32,150	1,609,107
Exxon Mobil Corp.	31,890	2,614,342
Hess Corp	36,390	1,706,327
Royal Dutch Shell plc - Class B - ADR (Netherlands)	13,890	868,681
TOTAL S.A. (France)[1]	10,920	586,340

Total Energy		11,254,389

Financials - 17.8%
Banks - 13.9%
Bank of America Corp.	86,120	2,182,281
BankUnited, Inc.	11,395	405,320
Citigroup, Inc.	31,300	2,276,762
Fifth Third Bancorp.	16,260	454,955
Huntington Bancshares, Inc	29,815	416,217
JPMorgan Chase & Co	23,285	2,223,950
KeyCorp.	43,475	818,200
The PNC Financial Services Group, Inc	3,265	440,024
Regions Financial Corp.	27,475	418,444

1

Investment Portfolio - September 30, 2017

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
SunTrust Banks, Inc	7,005	$418,689
Wells Fargo & Co.	30,110	1,660,566

		11,715,408

Capital Markets - 1.4%
Apollo Investment Corp.	40,390	246,783
Ares Capital Corp.	17,580	288,136
Fifth Street Finance Corp	43,240	236,523
Medley Capital Corp.	31,730	189,428
PennantPark Investment Corp.	31,590	237,241

		1,198,111

Insurance - 2.5%
The Allstate Corp	4,315	396,592
American International Group, Inc	6,655	408,550
MetLife, Inc.	8,520	442,614
Old Republic International Corp	20,890	411,324
Principal Financial Group, Inc.	6,370	409,846

		2,068,926

Total Financials		14,982,445

Health Care - 11.5%
Pharmaceuticals - 11.5%
Bristol-Myers Squibb Co.	20,930	1,334,078
Eli Lilly & Co	14,275	1,221,083
GlaxoSmithKline plc (United Kingdom)[1]	38,845	776,534
Johnson & Johnson	15,465	2,010,605
Merck & Co., Inc.	6,030	386,101
Novartis AG - ADR (Switzerland)	10,190	874,811
Perrigo Co. plc	11,380	963,317
Roche Holding AG (Switzerland)[1]	4,905	1,253,817
Sanofi (France)[1]	9,140	909,852

Total Health Care		9,730,198

Industrials - 9.6%
Building Products - 1.2%
Allegion plc	11,680	1,009,970

Commercial Services & Supplies - 2.1%
Covanta Holding Corp.	62,950	934,808
Waste Management, Inc.	10,550	825,748

		1,760,556

Industrial Conglomerates - 1.9%
3M Co.	4,410	925,659

2

Investment Portfolio - September 30, 2017

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Industrial Conglomerates (continued)
General Electric Co	26,900	$650,442

		1,576,101

Machinery - 1.1%
Mueller Water Products, Inc. - Class A	72,290	925,312

Professional Services - 1.5%
Nielsen Holdings plc	31,290	1,296,970

Road & Rail - 1.8%
Kansas City Southern	14,130	1,535,648

Total Industrials		8,104,557

Information Technology - 9.3%
IT Services - 1.0%
Broadridge Financial Solutions, Inc.	10,470	846,185

Semiconductors & Semiconductor Equipment - 4.7%
Intel Corp	33,195	1,264,066
Skyworks Solutions, Inc.	13,395	1,364,951
Texas Instruments, Inc	15,060	1,349,978

		3,978,995

Software - 2.0%
Microsoft Corp.	22,390	1,667,831

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	8,485	1,307,708

Total Information Technology		7,800,719

Materials - 10.4%
Chemicals - 5.9%
Ashland Global Holdings, Inc.	16,085	1,051,798
DowDuPont, Inc.	23,621	1,635,282
FMC Corp.	9,490	847,552
RPM International, Inc.	27,350	1,404,149

		4,938,781

Containers & Packaging - 4.5%
Graphic Packaging Holding Co.	100,675	1,404,416
Sealed Air Corp	26,325	1,124,604
Sonoco Products Co.	25,990	1,311,196

		3,840,216

Total Materials		8,778,997

3

Investment Portfolio - September 30, 2017

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Real Estate - 10.8%
Equity Real Estate Investment Trusts (REITS) - 10.8%
CatchMark Timber Trust, Inc. - Class A	62,970	$794,052
Colony NorthStar, Inc. - Class A	76,790	964,482
Community Healthcare Trust, Inc	25,090	676,427
CoreCivic, Inc.	20,770	556,013
Crown Castle International Corp	7,570	756,849
CubeSmart	12,960	336,442
DDR Corp.	43,710	400,384
Digital Realty Trust, Inc	4,140	489,886
Equinix, Inc.	1,120	499,856
Global Medical REIT, Inc	46,715	419,501
Lamar Advertising Co. - Class A	5,145	352,587
Outfront Media, Inc.	14,809	372,891
STAG Industrial, Inc.	14,905	409,440
STORE Capital Corp	15,200	378,024
Weyerhaeuser Co	48,490	1,650,115

Total Real Estate		9,056,949

Utilities - 2.2%
Electric Utilities - 1.3%
Eversource Energy	11,050	667,862
Exelon Corp.	11,800	444,506

		1,112,368

Multi-Utilities - 0.9%
CMS Energy Corp.	16,780	777,250

Total Utilities		1,889,618

TOTAL COMMON STOCKS (Identified Cost $71,610,217)		80,402,410

MUTUAL FUNDS - 2.7%
iShares Core Dividend Growth ETF	35,415	1,149,925
Schwab U.S. Dividend Equity ETF	24,309	1,137,661

TOTAL MUTUAL FUNDS (Identified Cost $2,235,978)		2,287,586

4

Investment Portfolio - September 30, 2017

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 1.7%
Dreyfus Government Cash Management[2], 0.92% (Identified Cost $1,426,745)	1,426,745	$1,426,745

TOTAL INVESTMENTS - 99.8% (Identified Cost $75,272,940)		84,116,741
OTHER ASSETS, LESS LIABILITIES - 0.2%		153,158

NET ASSETS - 100%		$84,269,899

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2017.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

5

Investment Portfolio - September 30, 2017

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2017 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$4,721,087	$4,721,087	$—	$—
Consumer Staples	4,083,451	2,493,439	1,590,012	—
Energy	11,254,389	10,668,049	586,340	—
Financials	14,982,445	14,982,445	—	—
Health Care	9,730,198	6,789,995	2,940,203	—
Industrials	8,104,557	8,104,557	—	—
Information Technology	7,800,719	7,800,719	—	—
Materials	8,778,997	8,778,997	—	—
Real Estate	9,056,949	9,056,949	—	—
Utilities	1,889,618	1,889,618	—	—
Mutual funds	3,714,331	3,714,331	—	—

Total assets	$84,116,741	$79,000,186	$5,116,555	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2016 or September 30, 2017.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2017.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

ITEM 2: CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michele T. Mosca
Michele T. Mosca
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 13, 2017

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: November 13, 2017